UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2020

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%

Fidelity Advisor Asset Manager® 20%

Fidelity Advisor Asset Manager® 30%

Fidelity Advisor Asset Manager® 40%

Fidelity Advisor Asset Manager® 50%

Fidelity Advisor Asset Manager® 60%

Fidelity Advisor Asset Manager® 70%

Fidelity Advisor Asset Manager® 85%

Semi-Annual Report

March 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	14.7
Fannie Mae	3.6
Ginnie Mae	2.9
Freddie Mac	2.4
Uniform Mortgage Backed Securities	1.2
24.8

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	25.3%
AAA,AA,A	8.5%
BBB	13.7%
BB and Below	3.9%
Not Rated	1.1%
Equities	21.1%
Short-Term Investments and Net Other Assets	26.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	0.8
Apple, Inc.	0.6
Amazon.com, Inc.	0.3
Alphabet, Incs. Class A	0.3
Tencent Holdings Ltd.	0.2
2.2

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Financials	34.9
Information Technology	4.4
Health Care	4.0
Communication Services	3.3
Real Estate	2.8

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	21.1%
Bond Class	51.6%
Short-Term Class	27.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 12.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.0%
	Shares	Value
Fidelity Communication Services Central Fund (a)	312,509	$56,479,795
Fidelity Consumer Discretionary Central Fund (a)	221,383	61,245,528
Fidelity Consumer Staples Central Fund (a)	235,681	42,547,474
Fidelity Emerging Markets Equity Central Fund (a)(b)	799,971	141,650,904
Fidelity Energy Central Fund (a)	304,303	15,364,272
Fidelity Financials Central Fund (a)	1,285,087	94,312,514
Fidelity Health Care Central Fund (a)	233,587	102,540,161
Fidelity Industrials Central Fund (a)	242,175	53,511,043
Fidelity Information Technology Central Fund (a)	407,836	162,065,812
Fidelity International Equity Central Fund (a)	1,685,173	111,962,904
Fidelity Materials Central Fund (a)	95,981	14,266,546
Fidelity Real Estate Equity Central Fund (a)	239,304	22,633,345
Fidelity Utilities Central Fund (a)	127,728	20,517,021
TOTAL EQUITY CENTRAL FUNDS
(Cost $756,275,037)		899,097,319

Fixed-Income Central Funds - 52.6%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	5,527,133	44,272,332
Fidelity Floating Rate Central Fund (a)	258,430	22,635,910
Fidelity High Income Central Fund (a)	237,096	22,436,386

TOTAL HIGH YIELD FIXED-INCOME FUNDS		89,344,628

Investment Grade Fixed-Income Funds - 50.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,023,336	310,526,815
Fidelity International Credit Central Fund (a)	521,876	50,214,944
Fidelity Investment Grade Bond Central Fund (a)	19,507,775	2,179,603,702

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,540,345,461

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,434,830,025)		2,629,690,089

Money Market Central Funds - 25.8%
Fidelity Cash Central Fund 0.29% (c)	149,677,305	149,722,208
Fidelity Money Market Central Fund 0.96% (c)	1,134,056,551	1,133,829,739
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	4,042,254	4,043,063
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,287,816,428)		1,287,595,010
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.53% 4/2/20 to 4/16/20 (e)
(Cost $2,569,555)	2,570,000	2,569,982
	Shares	Value

Investment Companies - 3.6%
iShares 20+ Year Treasury Bond ETF	105,743	$17,444,423
iShares Core MSCI EAFE ETF	1,367,542	68,226,670
iShares S&P 500 Index ETF (f)	362,269	93,610,309
TOTAL INVESTMENT COMPANIES
(Cost $217,572,233)		179,281,402
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,699,063,278)		4,998,233,802
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,531,579)
NET ASSETS - 100%		$4,994,702,223

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	706	June 2020	$29,754,370	$(1,692,119)	$(1,692,119)

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,569,982.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$754,321
Fidelity Communication Services Central Fund	1,991,283
Fidelity Consumer Discretionary Central Fund	1,943,096
Fidelity Consumer Staples Central Fund	566,334
Fidelity Emerging Markets Debt Central Fund	1,733,717
Fidelity Emerging Markets Equity Central Fund	2,932,799
Fidelity Energy Central Fund	311,276
Fidelity Financials Central Fund	3,727,756
Fidelity Floating Rate Central Fund	751,698
Fidelity Health Care Central Fund	1,143,298
Fidelity High Income Central Fund	856,034
Fidelity Industrials Central Fund	506,055
Fidelity Inflation-Protected Bond Index Central Fund	4,559,353
Fidelity Information Technology Central Fund	5,437,355
Fidelity International Credit Central Fund	2,067,726
Fidelity International Equity Central Fund	1,278,357
Fidelity Investment Grade Bond Central Fund	35,049,289
Fidelity Materials Central Fund	121,006
Fidelity Money Market Central Fund	10,630,532
Fidelity Real Estate Equity Central Fund	1,006,188
Fidelity Securities Lending Cash Central Fund	7,745
Fidelity Utilities Central Fund	990,768
Total	$78,365,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,758,848	$28,732	$8,981,966	$(963,555)	$1,157,941	$--	0.0
Fidelity Communication Services Central Fund	54,167,072	14,331,159	4,287,089	(379,802)	(7,351,545)	56,479,795	3.6
Fidelity Consumer Discretionary Central Fund	65,548,171	14,609,435	4,800,978	(488,396)	(13,622,704)	61,245,528	3.8
Fidelity Consumer Staples Central Fund	42,517,048	8,916,521	3,249,747	(213,269)	(5,423,079)	42,547,474	3.6
Fidelity Emerging Markets Debt Central Fund	49,626,992	5,647,594	3,552,593	(265,418)	(7,184,243)	44,272,332	1.8
Fidelity Emerging Markets Equity Central Fund	167,530,840	11,313,748	9,036,489	(1,296,594)	(26,860,601)	141,650,904	9.5
Fidelity Energy Central Fund	26,810,221	3,941,341	1,585,439	(451,345)	(13,350,506)	15,364,272	3.7
Fidelity Financials Central Fund	118,672,976	22,459,302	8,343,388	(1,220,460)	(37,255,916)	94,312,514	3.9
Fidelity Floating Rate Central Fund	25,374,512	2,711,149	1,778,117	(122,758)	(3,548,876)	22,635,910	1.3
Fidelity Health Care Central Fund	87,505,894	16,128,401	6,815,495	(430,924)	6,152,285	102,540,161	3.7
Fidelity High Income Central Fund	51,567,906	2,824,721	27,720,868	1,700,160	(5,935,533)	22,436,386	1.1
Fidelity Industrials Central Fund	62,265,617	10,862,918	4,431,894	(578,412)	(14,607,186)	53,511,043	3.9
Fidelity Inflation-Protected Bond Index Central Fund	267,701,164	77,811,613	34,234,795	(55,012)	(696,155)	310,526,815	21.2
Fidelity Information Technology Central Fund	148,255,196	29,941,506	11,693,827	(835,995)	(3,601,068)	162,065,812	3.7
Fidelity International Credit Central Fund	52,008,454	5,996,821	3,566,965	(86,522)	(4,136,844)	50,214,944	17.4
Fidelity International Equity Central Fund	126,984,865	22,335,150	15,247,466	(2,433,592)	(19,676,053)	111,962,904	5.4
Fidelity Investment Grade Bond Central Fund	2,123,133,926	308,450,355	231,084,196	(4,200,285)	(16,696,098)	2,179,603,702	8.8
Fidelity Materials Central Fund	15,515,826	3,902,228	1,250,535	(155,722)	(3,745,251)	14,266,546	3.9
Fidelity Real Estate Equity Central Fund	77,481,500	6,868,549	39,002,123	(13,840,980)	(8,873,601)	22,633,345	4.5
Fidelity Utilities Central Fund	22,779,522	4,641,027	1,556,528	(162,892)	(5,184,108)	20,517,021	3.8
	3,594,206,550	573,722,270	422,220,498	(26,481,773)	(190,439,141)	3,528,787,408

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$899,097,319	$899,097,319	$--	$--
Fixed-Income Central Funds	2,629,690,089	2,629,690,089	--	--
Money Market Central Funds	1,287,595,010	1,287,595,010	--	--
Other Short-Term Investments and Net Other Assets	2,569,982	--	2,569,982	--
Investment Companies	179,281,402	179,281,402	--	--
Total Investments in Securities:	$4,998,233,802	$4,995,663,820	$2,569,982	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,692,119)	$(1,692,119)	$--	$--
Total Liabilities	$(1,692,119)	$(1,692,119)	$--	$--
Total Derivative Instruments:	$(1,692,119)	$(1,692,119)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,692,119)
Total Equity Risk	0	(1,692,119)
Total Value of Derivatives	$0	$(1,692,119)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.3%
United Kingdom	2.1%
Cayman Islands	2.1%
Others (Individually Less Than 1%)	8.5%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,901,840) — See accompanying schedule: Unaffiliated issuers (cost $220,141,788)	$181,851,384
Fidelity Central Funds (cost $4,478,921,490)	4,816,382,418
Total Investment in Securities (cost $4,699,063,278)		$4,998,233,802
Segregated cash with brokers for derivative instruments		1,441,611
Receivable for investments sold		2,763,400
Receivable for fund shares sold		2,576,968
Distributions receivable from Fidelity Central Funds		62,217
Prepaid expenses		3,286
Total assets		5,005,081,284
Liabilities
Payable for investments purchased	$97
Payable for fund shares redeemed	3,818,499
Accrued management fee	1,713,599
Distribution and service plan fees payable	37,130
Payable for daily variation margin on futures contracts	264,750
Other affiliated payables	453,457
Other payables and accrued expenses	48,504
Collateral on securities loaned	4,043,025
Total liabilities		10,379,061
Net Assets		$4,994,702,223
Net Assets consist of:
Paid in capital		$4,951,691,119
Total accumulated earnings (loss)		43,011,104
Net Assets		$4,994,702,223
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($41,201,148 ÷ 3,209,599 shares)(a)		$12.84
Maximum offering price per share (100/94.25 of $12.84)		$13.62
Class M:
Net Asset Value and redemption price per share ($22,987,313 ÷ 1,794,846 shares)(a)		$12.81
Maximum offering price per share (100/96.50 of $12.81)		$13.27
Class C:
Net Asset Value and offering price per share ($21,661,640 ÷ 1,698,298 shares)(a)		$12.75
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($4,860,484,375 ÷ 377,961,052 shares)		$12.86
Class I:
Net Asset Value, offering price and redemption price per share ($34,751,957 ÷ 2,703,071 shares)		$12.86
Class Z:
Net Asset Value, offering price and redemption price per share ($13,615,790 ÷ 1,059,235 shares)		$12.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$3,767,730
Interest		37,313
Income from Fidelity Central Funds (including $7,745 from security lending)		58,988,876
Total income		62,793,919
Expenses
Management fee	$10,601,445
Transfer agent fees	2,082,364
Distribution and service plan fees	230,076
Accounting fees	591,815
Custodian fees and expenses	3,646
Independent trustees' fees and expenses	9,587
Registration fees	110,890
Audit	25,824
Legal	7,082
Interest	2,313
Miscellaneous	16,275
Total expenses before reductions	13,681,317
Expense reductions	(59,988)
Total expenses after reductions		13,621,329
Net investment income (loss)		49,172,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,919,177
Fidelity Central Funds	(26,466,612)
Futures contracts	6,583,249
Capital gain distributions from Fidelity Central Funds	19,377,110
Total net realized gain (loss)		19,412,924
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(52,692,157)
Fidelity Central Funds	(190,665,765)
Futures contracts	(3,150,368)
Total change in net unrealized appreciation (depreciation)		(246,508,290)
Net gain (loss)		(227,095,366)
Net increase (decrease) in net assets resulting from operations		$(177,922,776)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,172,590	$112,781,149
Net realized gain (loss)	19,412,924	64,437,384
Change in net unrealized appreciation (depreciation)	(246,508,290)	76,415,010
Net increase (decrease) in net assets resulting from operations	(177,922,776)	253,633,543
Distributions to shareholders	(98,702,994)	(203,283,861)
Share transactions - net increase (decrease)	148,513,787	116,857,755
Total increase (decrease) in net assets	(128,111,983)	167,207,437
Net Assets
Beginning of period	5,122,814,206	4,955,606,769
End of period	$4,994,702,223	$5,122,814,206

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.51	$13.40	$13.55	$13.24	$12.93	$13.56
Income from Investment Operations
Net investment income (loss)A	.11	.26	.20	.16	.19	.18
Net realized and unrealized gain (loss)	(.55)	.36	.11	.37	.59	(.22)
Total from investment operations	(.44)	.62	.31	.53	.78	(.04)
Distributions from net investment income	(.11)	(.26)	(.19)	(.16)	(.20)	(.17)
Distributions from net realized gain	(.13)	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.23)B	(.51)C	(.46)	(.22)D	(.47)	(.59)
Net asset value, end of period	$12.84	$13.51	$13.40	$13.55	$13.24	$12.93
Total ReturnE,F,G	(3.33)%	4.85%	2.36%	4.08%	6.18%	(.33)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.83%J	.83%	.84%	.84%	.83%	.83%
Expenses net of fee waivers, if any	.83%J	.83%	.84%	.84%	.83%	.83%
Expenses net of all reductions	.83%J	.83%	.84%	.83%	.83%	.83%
Net investment income (loss)	1.55%J	1.97%	1.49%	1.21%	1.47%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$41,201	$45,153	$39,089	$39,787	$42,221	$38,841
Portfolio turnover rateK	34%J	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.23 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.126 per share.

 C Total distributions of $.51 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.244 per share.

 D Total distributions of $.22 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.065 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$13.37	$13.52	$13.21	$12.90	$13.53
Income from Investment Operations
Net investment income (loss)A	.09	.23	.16	.13	.16	.14
Net realized and unrealized gain (loss)	(.54)	.35	.12	.37	.58	(.21)
Total from investment operations	(.45)	.58	.28	.50	.74	(.07)
Distributions from net investment income	(.09)	(.23)	(.16)	(.12)	(.17)	(.14)
Distributions from net realized gain	(.13)	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.22)	(.47)	(.43)	(.19)	(.43)B	(.56)
Net asset value, end of period	$12.81	$13.48	$13.37	$13.52	$13.21	$12.90
Total ReturnC,D,E	(3.45)%	4.58%	2.10%	3.81%	5.93%	(.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.08%	1.10%	1.10%	1.09%	1.10%
Expenses net of fee waivers, if any	1.08%H	1.08%	1.10%	1.10%	1.09%	1.10%
Expenses net of all reductions	1.08%H	1.08%	1.10%	1.10%	1.09%	1.10%
Net investment income (loss)	1.30%H	1.72%	1.23%	.95%	1.21%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$22,987	$25,696	$22,133	$22,474	$25,052	$19,162
Portfolio turnover rateI	34%H	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.43 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.43	$13.32	$13.47	$13.17	$12.85	$13.48
Income from Investment Operations
Net investment income (loss)A	.05	.16	.10	.06	.09	.07
Net realized and unrealized gain (loss)	(.55)	.36	.11	.36	.60	(.21)
Total from investment operations	(.50)	.52	.21	.42	.69	(.14)
Distributions from net investment income	(.06)	(.16)	(.09)	(.06)	(.10)	(.07)
Distributions from net realized gain	(.13)	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.18)B	(.41)C	(.36)	(.12)D	(.37)	(.49)
Net asset value, end of period	$12.75	$13.43	$13.32	$13.47	$13.17	$12.85
Total ReturnE,F,G	(3.78)%	4.06%	1.59%	3.25%	5.49%	(1.09)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.59%J	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of fee waivers, if any	1.58%J	1.59%	1.59%	1.59%	1.59%	1.60%
Expenses net of all reductions	1.58%J	1.59%	1.59%	1.59%	1.59%	1.60%
Net investment income (loss)	.80%J	1.21%	.74%	.45%	.71%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$21,662	$21,588	$26,000	$28,217	$29,337	$28,515
Portfolio turnover rateK	34%J	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $.126 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.244 per share.

 D Total distributions of $.12 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.065 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.54	$13.42	$13.57	$13.26	$12.94	$13.57
Income from Investment Operations
Net investment income (loss)A	.13	.30	.24	.20	.23	.22
Net realized and unrealized gain (loss)	(.56)	.37	.12	.37	.60	(.22)
Total from investment operations	(.43)	.67	.36	.57	.83	–
Distributions from net investment income	(.13)	(.31)	(.24)	(.20)	(.24)	(.21)
Distributions from net realized gain	(.13)	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.25)B	(.55)	(.51)	(.26)C	(.51)	(.63)
Net asset value, end of period	$12.86	$13.54	$13.42	$13.57	$13.26	$12.94
Total ReturnD,E	(3.24)%	5.24%	2.68%	4.40%	6.58%	(.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.51%	.52%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.51%H	.51%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.51%H	.51%	.51%	.52%	.52%	.52%
Net investment income (loss)	1.87%H	2.29%	1.81%	1.52%	1.78%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$4,860,484	$4,990,188	$4,819,671	$4,880,833	$4,802,797	$4,685,019
Portfolio turnover rateI	34%H	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.126 per share.

 C Total distributions of $.26 per share is comprised of distributions from net investment income of $.199 and distributions from net realized gain of $.065 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$13.41	$13.57	$13.26	$12.94	$13.57
Income from Investment Operations
Net investment income (loss)A	.12	.30	.24	.20	.22	.21
Net realized and unrealized gain (loss)	(.54)	.36	.10	.37	.60	(.21)
Total from investment operations	(.42)	.66	.34	.57	.82	–
Distributions from net investment income	(.12)	(.30)	(.23)	(.19)	(.24)	(.21)
Distributions from net realized gain	(.13)	(.24)	(.27)	(.07)	(.27)	(.42)
Total distributions	(.25)	(.54)	(.50)	(.26)	(.50)B	(.63)
Net asset value, end of period	$12.86	$13.53	$13.41	$13.57	$13.26	$12.94
Total ReturnC,D	(3.21)%	5.18%	2.57%	4.35%	6.56%	(.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.56%	.55%	.56%	.57%	.57%
Expenses net of fee waivers, if any	.58%G	.56%	.55%	.56%	.57%	.57%
Expenses net of all reductions	.58%G	.56%	.55%	.56%	.57%	.57%
Net investment income (loss)	1.81%G	2.24%	1.78%	1.48%	1.73%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$34,752	$25,577	$48,713	$50,272	$27,315	$16,388
Portfolio turnover rateH	34%G	41%	24%	22%	19%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.269 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.53	$13.41
Income from Investment Operations
Net investment income (loss)B	.13	.30
Net realized and unrealized gain (loss)	(.55)	.37
Total from investment operations	(.42)	.67
Distributions from net investment income	(.13)	(.31)
Distributions from net realized gain	(.13)	(.24)
Total distributions	(.26)	(.55)
Net asset value, end of period	$12.85	$13.53
Total ReturnC,D	(3.23)%	5.27%
Ratios to Average Net AssetsE,F
Expenses before reductions	.48%G	.48%G
Expenses net of fee waivers, if any	.48%G	.48%G
Expenses net of all reductions	.48%G	.48%G
Net investment income (loss)	1.90%G	2.32%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,616	$14,613
Portfolio turnover rateH	34%G	41%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	14.7
Fannie Mae	3.7
Ginnie Mae	2.9
Freddie Mac	2.4
Uniform Mortgage Backed Securities	1.3
25.0

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	25.5%
AAA,AA,A	8.5%
BBB	14.0%
BB and Below	3.9%
Not Rated	1.2%
Equities	30.6%
Short-Term Investments and Net Other Assets	16.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	1.2
Apple, Inc.	1.0
Amazon.com, Inc.	0.5
Alphabet, Inc. Class A	0.5
Facebook, Inc. Class A	0.4
3.6

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Financials	26.2
Information Technology	6.3
Health Care	5.6
Communication Services	4.2
Consumer Discretionary	3.9

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	30.8%
Bond Class	52.1%
Short-Term Class	17.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 16.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 27.9%
	Shares	Value
Fidelity Communication Services Central Fund (a)	169,719	$30,673,254
Fidelity Consumer Discretionary Central Fund (a)	120,080	33,220,000
Fidelity Consumer Staples Central Fund (a)	128,828	23,257,253
Fidelity Emerging Markets Equity Central Fund (a)(b)	391,085	69,249,459
Fidelity Energy Central Fund (a)	164,727	8,317,068
Fidelity Financials Central Fund (a)	698,605	51,270,589
Fidelity Health Care Central Fund (a)	127,023	55,760,725
Fidelity Industrials Central Fund (a)	131,777	29,117,340
Fidelity Information Technology Central Fund (a)	221,790	88,134,838
Fidelity International Equity Central Fund (a)	1,044,896	69,422,858
Fidelity Materials Central Fund (a)	52,052	7,737,046
Fidelity Real Estate Equity Central Fund (a)	82,342	7,787,933
Fidelity Utilities Central Fund (a)	69,566	11,174,397
TOTAL EQUITY CENTRAL FUNDS
(Cost $469,969,962)		485,122,760

Fixed-Income Central Funds - 53.2%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	1,955,067	15,660,084
Fidelity Floating Rate Central Fund (a)	90,967	7,967,822
Fidelity High Income Central Fund (a)	83,489	7,900,530

TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,528,436

Investment Grade Fixed-Income Funds - 51.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,038,666	106,681,350
Fidelity International Credit Central Fund (a)	184,842	17,785,498
Fidelity Investment Grade Bond Central Fund (a)	6,890,189	769,840,820

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		894,307,668

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $891,913,598)		925,836,104

Money Market Central Funds - 15.2%
Fidelity Cash Central Fund 0.29% (c)	55,046,612	55,063,126
Fidelity Money Market Central Fund 0.96% (c)	210,097,190	210,055,170
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $265,164,398)		265,118,296
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (d)
(Cost $2,349,878)	2,350,000	2,349,999
	Shares	Value

Investment Companies - 3.6%
iShares 20+ Year Treasury Bond ETF	73,872	$12,186,664
iShares Core MSCI EAFE ETF	235,597	11,753,934
iShares MSCI Japan ETF	321,834	15,895,381
iShares S&P 500 Index ETF	87,519	22,614,910
TOTAL INVESTMENT COMPANIES
(Cost $69,041,720)		62,450,889
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,698,439,556)		1,740,878,048
NET OTHER ASSETS (LIABILITIES) - 0.0%		(367,877)
NET ASSETS - 100%		$1,740,510,171

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	186	June 2020	$7,838,970	$(445,799)	$(445,799)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,327,999.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$223,700
Fidelity Communication Services Central Fund	1,137,054
Fidelity Consumer Discretionary Central Fund	1,099,230
Fidelity Consumer Staples Central Fund	316,868
Fidelity Emerging Markets Debt Central Fund	614,518
Fidelity Emerging Markets Equity Central Fund	1,432,036
Fidelity Energy Central Fund	174,570
Fidelity Financials Central Fund	2,103,874
Fidelity Floating Rate Central Fund	265,400
Fidelity Health Care Central Fund	643,799
Fidelity High Income Central Fund	302,534
Fidelity Industrials Central Fund	284,987
Fidelity Inflation-Protected Bond Index Central Fund	1,568,999
Fidelity Information Technology Central Fund	3,078,185
Fidelity International Credit Central Fund	728,580
Fidelity International Equity Central Fund	801,155
Fidelity Investment Grade Bond Central Fund	12,337,482
Fidelity Materials Central Fund	69,471
Fidelity Money Market Central Fund	1,979,219
Fidelity Real Estate Equity Central Fund	354,116
Fidelity Securities Lending Cash Central Fund	1,636
Fidelity Utilities Central Fund	560,868
Total	$30,078,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$4,421,320	$43,236	$4,563,105	$(467,783)	$566,332	$--	0.0
Fidelity Communication Services Central Fund	29,849,679	7,449,232	2,010,540	(451,556)	(4,163,561)	30,673,254	2.0
Fidelity Consumer Discretionary Central Fund	35,863,420	7,820,185	2,230,589	(486,213)	(7,746,803)	33,220,000	2.1
Fidelity Consumer Staples Central Fund	23,209,376	4,868,865	1,528,614	(222,608)	(3,069,766)	23,257,253	2.0
Fidelity Emerging Markets Debt Central Fund	17,118,699	2,615,309	1,338,508	(275,760)	(2,459,656)	15,660,084	0.7
Fidelity Emerging Markets Equity Central Fund	80,958,483	8,129,047	5,280,434	(1,436,528)	(13,121,109)	69,249,459	4.6
Fidelity Energy Central Fund	14,611,117	2,258,931	646,602	(423,737)	(7,482,641)	8,317,068	2.0
Fidelity Financials Central Fund	64,908,991	12,434,090	3,800,012	(1,155,756)	(21,116,724)	51,270,589	2.1
Fidelity Floating Rate Central Fund	8,713,247	1,264,338	669,256	(97,595)	(1,242,912)	7,967,822	0.5
Fidelity Health Care Central Fund	47,748,854	8,662,172	3,311,240	(494,447)	3,155,386	55,760,725	2.0
Fidelity High Income Central Fund	17,698,975	1,300,917	9,552,500	(348,678)	(1,198,184)	7,900,530	0.4
Fidelity Industrials Central Fund	34,129,524	5,916,100	2,025,177	(565,785)	(8,337,322)	29,117,340	2.1
Fidelity Inflation-Protected Bond Index Central Fund	84,966,620	35,031,385	12,929,399	(107,332)	(279,924)	106,681,350	7.3
Fidelity Information Technology Central Fund	81,039,910	16,145,943	5,612,304	(1,129,089)	(2,309,622)	88,134,838	2.0
Fidelity International Credit Central Fund	17,922,469	2,735,184	1,339,901	(75,331)	(1,456,923)	17,785,498	6.2
Fidelity International Equity Central Fund	77,119,279	15,736,012	8,496,342	(2,688,167)	(12,247,924)	69,422,858	3.4
Fidelity Investment Grade Bond Central Fund	729,326,223	130,542,485	81,564,541	(2,698,728)	(5,764,619)	769,840,820	3.1
Fidelity Materials Central Fund	8,631,520	2,013,016	565,286	(189,828)	(2,152,376)	7,737,046	2.1
Fidelity Real Estate Equity Central Fund	26,648,248	3,337,973	13,896,732	(5,267,660)	(3,033,896)	7,787,933	1.5
Fidelity Utilities Central Fund	12,503,906	2,504,648	721,670	(168,913)	(2,943,574)	11,174,397	2.1
	1,417,389,860	270,809,068	162,082,752	(18,751,494)	(96,405,818)	1,410,958,864

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$485,122,760	$485,122,760	$--	$--
Fixed-Income Central Funds	925,836,104	925,836,104	--	--
Money Market Central Funds	265,118,296	265,118,296	--	--
Other Short-Term Investments and Net Other Assets	2,349,999	--	2,349,999	--
Investment Companies	62,450,889	62,450,889	--	--
Total Investments in Securities:	$1,740,878,048	$1,738,528,049	$2,349,999	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(445,799)	$(445,799)	$--	$--
Total Liabilities	$(445,799)	$(445,799)	$--	$--
Total Derivative Instruments:	$(445,799)	$(445,799)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(445,799)
Total Equity Risk	0	(445,799)
Total Value of Derivatives	$0	$(445,799)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.8%
United Kingdom	2.5%
Cayman Islands	2.4%
Netherlands	1.2%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.1%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $71,391,598)	$64,800,888
Fidelity Central Funds (cost $1,627,047,958)	1,676,077,160
Total Investment in Securities (cost $1,698,439,556)		$1,740,878,048
Receivable for investments sold		1,102,116
Receivable for fund shares sold		1,543,175
Distributions receivable from Fidelity Central Funds		24,762
Prepaid expenses		1,091
Total assets		1,743,549,192
Liabilities
Payable for investments purchased	$1,937
Payable for fund shares redeemed	2,104,741
Accrued management fee	610,018
Distribution and service plan fees payable	35,405
Payable for daily variation margin on futures contracts	69,750
Other affiliated payables	177,281
Other payables and accrued expenses	39,889
Total liabilities		3,039,021
Net Assets		$1,740,510,171
Net Assets consist of:
Paid in capital		$1,758,558,875
Total accumulated earnings (loss)		(18,048,704)
Net Assets		$1,740,510,171
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($40,125,633 ÷ 3,819,767 shares)(a)		$10.50
Maximum offering price per share (100/94.25 of $10.50)		$11.14
Class M:
Net Asset Value and redemption price per share ($16,335,913 ÷ 1,557,672 shares)(a)		$10.49
Maximum offering price per share (100/96.50 of $10.49)		$10.87
Class C:
Net Asset Value and offering price per share ($23,937,504 ÷ 2,295,692 shares)(a)		$10.43
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($1,636,793,692 ÷ 155,867,964 shares)		$10.50
Class I:
Net Asset Value, offering price and redemption price per share ($14,018,153 ÷ 1,335,072 shares)		$10.50
Class Z:
Net Asset Value, offering price and redemption price per share ($9,299,276 ÷ 885,679 shares)		$10.50

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$1,436,343
Interest		30,539
Income from Fidelity Central Funds (including $1,636 from security lending)		20,829,923
Total income		22,296,805
Expenses
Management fee	$3,769,949
Transfer agent fees	725,334
Distribution and service plan fees	217,083
Accounting fees	311,280
Custodian fees and expenses	4,011
Independent trustees' fees and expenses	3,374
Registration fees	77,458
Audit	17,224
Legal	2,454
Interest	839
Miscellaneous	5,642
Total expenses before reductions	5,134,648
Expense reductions	(17,709)
Total expenses after reductions		5,116,939
Net investment income (loss)		17,179,866
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,283,284
Fidelity Central Funds	(18,747,325)
Futures contracts	1,078,864
Capital gain distributions from Fidelity Central Funds	9,248,358
Total net realized gain (loss)		(3,136,819)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,742,641)
Fidelity Central Funds	(96,445,392)
Futures contracts	(1,450,730)
Total change in net unrealized appreciation (depreciation)		(110,638,763)
Net gain (loss)		(113,775,582)
Net increase (decrease) in net assets resulting from operations		$(96,595,716)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,179,866	$35,074,863
Net realized gain (loss)	(3,136,819)	23,057,740
Change in net unrealized appreciation (depreciation)	(110,638,763)	20,382,445
Net increase (decrease) in net assets resulting from operations	(96,595,716)	78,515,048
Distributions to shareholders	(40,282,875)	(60,202,108)
Share transactions - net increase (decrease)	112,376,165	173,802,985
Total increase (decrease) in net assets	(24,502,426)	192,115,925
Net Assets
Beginning of period	1,765,012,597	1,572,896,672
End of period	$1,740,510,171	$1,765,012,597

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.15	$11.11	$10.62	$10.19	$10.71
Income from Investment Operations
Net investment income (loss)A	.09	.21	.16	.13	.16	.15
Net realized and unrealized gain (loss)	(.60)	.27	.21	.51	.60	(.23)
Total from investment operations	(.51)	.48	.37	.64	.76	(.08)
Distributions from net investment income	(.09)	(.21)	(.15)	(.13)	(.17)	(.15)
Distributions from net realized gain	(.14)	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.23)	(.39)	(.33)	(.15)	(.33)	(.44)B
Net asset value, end of period	$10.50	$11.24	$11.15	$11.11	$10.62	$10.19
Total ReturnC,D,E	(4.70)%	4.54%	3.40%	6.06%	7.61%	(.79)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.82%	.84%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.82%H	.82%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.82%H	.82%	.84%	.85%	.85%	.86%
Net investment income (loss)	1.56%H	1.91%	1.47%	1.24%	1.58%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$40,126	$36,978	$28,713	$22,457	$23,868	$21,424
Portfolio turnover rateI	34%H	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.298 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$11.13	$11.10	$10.61	$10.18	$10.70
Income from Investment Operations
Net investment income (loss)A	.07	.18	.13	.11	.14	.13
Net realized and unrealized gain (loss)	(.59)	.27	.21	.50	.59	(.23)
Total from investment operations	(.52)	.45	.34	.61	.73	(.10)
Distributions from net investment income	(.08)	(.18)	(.13)	(.10)	(.14)	(.12)
Distributions from net realized gain	(.14)	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.21)B	(.36)	(.31)	(.12)	(.30)	(.42)
Net asset value, end of period	$10.49	$11.22	$11.13	$11.10	$10.61	$10.18
Total ReturnC,D,E	(4.74)%	4.28%	3.08%	5.81%	7.33%	(1.02)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.09%	1.10%	1.11%	1.11%	1.12%
Expenses net of fee waivers, if any	1.08%H	1.09%	1.09%	1.11%	1.11%	1.12%
Expenses net of all reductions	1.08%H	1.09%	1.09%	1.11%	1.11%	1.12%
Net investment income (loss)	1.30%H	1.64%	1.21%	.98%	1.32%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$16,336	$16,252	$14,473	$13,023	$11,834	$11,098
Portfolio turnover rateI	34%H	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.21 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.139 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.16	$11.07	$11.04	$10.57	$10.14	$10.66
Income from Investment Operations
Net investment income (loss)A	.04	.12	.08	.05	.08	.07
Net realized and unrealized gain (loss)	(.58)	.28	.20	.49	.60	(.22)
Total from investment operations	(.54)	.40	.28	.54	.68	(.15)
Distributions from net investment income	(.05)	(.12)	(.07)	(.05)	(.09)	(.07)
Distributions from net realized gain	(.14)	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.19)	(.31)B	(.25)	(.07)	(.25)	(.37)
Net asset value, end of period	$10.43	$11.16	$11.07	$11.04	$10.57	$10.14
Total ReturnC,D,E	(4.98)%	3.77%	2.59%	5.16%	6.85%	(1.51)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.60%	1.61%	1.61%	1.61%	1.62%
Expenses net of fee waivers, if any	1.59%H	1.60%	1.61%	1.61%	1.61%	1.62%
Expenses net of all reductions	1.59%H	1.60%	1.61%	1.61%	1.61%	1.61%
Net investment income (loss)	.79%H	1.13%	.70%	.47%	.82%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$23,938	$24,224	$24,911	$20,979	$21,579	$19,621
Portfolio turnover rateI	34%H	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $.182 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.15	$11.11	$10.63	$10.20	$10.71
Income from Investment Operations
Net investment income (loss)A	.10	.24	.20	.17	.20	.19
Net realized and unrealized gain (loss)	(.59)	.27	.21	.49	.59	(.22)
Total from investment operations	(.49)	.51	.41	.66	.79	(.03)
Distributions from net investment income	(.11)	(.24)	(.19)	(.16)	(.20)	(.18)
Distributions from net realized gain	(.14)	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.25)	(.42)	(.37)	(.18)	(.36)	(.48)
Net asset value, end of period	$10.50	$11.24	$11.15	$11.11	$10.63	$10.20
Total ReturnB,C	(4.55)%	4.87%	3.75%	6.32%	7.94%	(.38)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%F	.53%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.52%F	.52%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.52%F	.52%	.53%	.53%	.53%	.54%
Net investment income (loss)	1.86%F	2.21%	1.78%	1.55%	1.90%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$1,636,794	$1,661,192	$1,480,983	$1,139,197	$937,285	$820,206
Portfolio turnover rateG	34%F	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.15	$11.11	$10.62	$10.20	$10.71
Income from Investment Operations
Net investment income (loss)A	.10	.23	.19	.16	.19	.18
Net realized and unrealized gain (loss)	(.60)	.28	.21	.50	.59	(.22)
Total from investment operations	(.50)	.51	.40	.66	.78	(.04)
Distributions from net investment income	(.10)	(.23)	(.18)	(.15)	(.20)	(.17)
Distributions from net realized gain	(.14)	(.18)	(.18)	(.02)	(.16)	(.30)
Total distributions	(.24)	(.42)B	(.36)	(.17)	(.36)	(.47)
Net asset value, end of period	$10.50	$11.24	$11.15	$11.11	$10.62	$10.20
Total ReturnC,D	(4.58)%	4.80%	3.66%	6.32%	7.80%	(.46)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.59%	.61%	.62%	.60%	.61%
Expenses net of fee waivers, if any	.59%G	.59%	.61%	.62%	.60%	.61%
Expenses net of all reductions	.59%G	.59%	.61%	.62%	.60%	.61%
Net investment income (loss)	1.79%G	2.14%	1.70%	1.46%	1.84%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$14,018	$19,014	$23,818	$20,500	$11,501	$8,759
Portfolio turnover rateH	34%G	34%	18%	24%	24%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.42 per share is comprised of distributions from net investment income of $.233 and distributions from net realized gain of $.182 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.14
Income from Investment Operations
Net investment income (loss)B	.11	.24
Net realized and unrealized gain (loss)	(.60)	.29
Total from investment operations	(.49)	.53
Distributions from net investment income	(.11)	(.25)
Distributions from net realized gain	(.14)	(.18)
Total distributions	(.25)	(.43)
Net asset value, end of period	$10.50	$11.24
Total ReturnC,D	(4.54)%	5.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%G
Expenses net of fee waivers, if any	.50%G	.50%G
Expenses net of all reductions	.50%G	.50%G
Net investment income (loss)	1.88%G	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,299	$7,353
Portfolio turnover rateH	34%G	34%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	13.4
Fannie Mae	3.2
Ginnie Mae	2.6
Freddie Mac	2.1
Uniform Mortgage Backed Securities	0.7
22.0

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	22.5%
AAA,AA,A	7.8%
BBB	12.4%
BB and Below	3.5%
Not Rated	1.0%
Equities	40.7%
Short-Term Investments and Net Other Assets	12.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	1.6
Apple, Inc.	1.4
Amazon.com, Inc.	0.7
Alphabet, Inc. Class A	0.6
Facebook, Inc. Class A	0.5
4.8

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Financials	21.2
Information Technology	8.7
Health Care	6.9
Communication Services	4.8
Consumer Discretionary	4.8

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	40.7%
Bond Class	46.8%
Short-Term Class	12.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 18.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.8%
	Shares	Value
Fidelity Communication Services Central Fund (a)	238,101	$43,032,010
Fidelity Consumer Discretionary Central Fund (a)	168,440	46,599,056
Fidelity Consumer Staples Central Fund (a)	180,347	32,557,979
Fidelity Emerging Markets Equity Central Fund (a)(b)	474,365	83,995,795
Fidelity Energy Central Fund (a)	232,445	11,736,128
Fidelity Financials Central Fund (a)	979,881	71,913,479
Fidelity Health Care Central Fund (a)	177,970	78,125,196
Fidelity Industrials Central Fund (a)	185,053	40,889,208
Fidelity Information Technology Central Fund (a)	310,763	123,490,873
Fidelity International Equity Central Fund (a)	1,532,139	101,795,316
Fidelity Materials Central Fund (a)	73,216	10,882,841
Fidelity Real Estate Equity Central Fund (a)	83,641	7,910,801
Fidelity Utilities Central Fund (a)	97,340	15,635,726
TOTAL EQUITY CENTRAL FUNDS
(Cost $630,106,148)		668,564,408

Fixed-Income Central Funds - 47.7%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	2,025,887	16,227,358
Fidelity Floating Rate Central Fund (a)	93,657	8,203,440
Fidelity High Income Central Fund (a)	86,302	8,166,773

TOTAL HIGH YIELD FIXED-INCOME FUNDS		32,597,571

Investment Grade Fixed-Income Funds - 45.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,001,898	102,904,911
Fidelity International Credit Central Fund (a)	190,551	18,334,799
Fidelity Investment Grade Bond Central Fund (a)	6,179,008	690,380,581

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		811,620,291

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $814,746,031)		844,217,862

Money Market Central Funds - 10.5%
Fidelity Cash Central Fund 0.29% (c)	58,999,996	59,017,696
Fidelity Money Market Central Fund 0.96% (c)	125,972,410	125,947,215
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $184,987,267)		184,964,911
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (d)
(Cost $2,809,856)	2,810,000	2,809,998
	Shares	Value

Investment Companies - 3.8%
iShares 20+ Year Treasury Bond ETF	110,451	$18,221,102
iShares Core MSCI EAFE ETF	352,982	17,610,272
iShares MSCI Japan ETF	334,385	16,515,275
iShares S&P 500 Index ETF	61,373	15,858,783
TOTAL INVESTMENT COMPANIES
(Cost $72,634,166)		68,205,432
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,705,283,468)		1,768,762,611
NET OTHER ASSETS (LIABILITIES) - 0.0%		(286,088)
NET ASSETS - 100%		$1,768,476,523

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	150	June 2020	$6,321,750	$(359,515)	$(359,515)

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $964,999.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$229,239
Fidelity Communication Services Central Fund	1,567,205
Fidelity Consumer Discretionary Central Fund	1,520,407
Fidelity Consumer Staples Central Fund	438,411
Fidelity Emerging Markets Debt Central Fund	622,463
Fidelity Emerging Markets Equity Central Fund	1,699,811
Fidelity Energy Central Fund	240,095
Fidelity Financials Central Fund	2,898,378
Fidelity Floating Rate Central Fund	266,763
Fidelity Health Care Central Fund	887,987
Fidelity High Income Central Fund	305,033
Fidelity Industrials Central Fund	391,835
Fidelity Inflation-Protected Bond Index Central Fund	1,507,126
Fidelity Information Technology Central Fund	4,200,188
Fidelity International Credit Central Fund	746,958
Fidelity International Equity Central Fund	1,139,883
Fidelity Investment Grade Bond Central Fund	10,966,098
Fidelity Materials Central Fund	94,766
Fidelity Money Market Central Fund	1,179,779
Fidelity Real Estate Equity Central Fund	359,872
Fidelity Securities Lending Cash Central Fund	2,124
Fidelity Utilities Central Fund	770,910
Total	$32,035,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,756,437	$67,506	$8,004,539	$(901,449)	$1,082,045	$--	0.0
Fidelity Communication Services Central Fund	42,062,287	9,247,582	2,512,341	(216,426)	(5,549,092)	43,032,010	2.8
Fidelity Consumer Discretionary Central Fund	50,685,069	9,419,261	2,823,037	(235,432)	(10,446,805)	46,599,056	2.9
Fidelity Consumer Staples Central Fund	32,787,164	5,895,715	1,886,102	(93,750)	(4,145,048)	32,557,979	2.8
Fidelity Emerging Markets Debt Central Fund	17,653,749	2,241,230	1,005,870	(52,787)	(2,608,964)	16,227,358	0.7
Fidelity Emerging Markets Equity Central Fund	96,588,206	8,447,803	4,717,952	(590,537)	(15,731,725)	83,995,795	5.6
Fidelity Energy Central Fund	20,599,920	2,518,177	934,830	(231,072)	(10,216,067)	11,736,128	2.8
Fidelity Financials Central Fund	91,402,608	14,564,963	4,942,868	(584,979)	(28,526,245)	71,913,479	3.0
Fidelity Floating Rate Central Fund	8,920,661	1,076,148	502,935	(25,464)	(1,264,970)	8,203,440	0.5
Fidelity Health Care Central Fund	67,320,251	10,234,070	4,002,397	(206,475)	4,779,747	78,125,196	2.9
Fidelity High Income Central Fund	18,158,108	1,113,963	9,609,609	(230,827)	(1,264,862)	8,166,773	0.4
Fidelity Industrials Central Fund	48,127,043	6,866,341	2,615,171	(266,032)	(11,222,973)	40,889,208	3.0
Fidelity Inflation-Protected Bond Index Central Fund	84,969,155	28,522,660	10,358,988	17,716	(245,632)	102,904,911	7.0
Fidelity Information Technology Central Fund	114,160,697	19,458,709	7,019,364	(325,724)	(2,783,445)	123,490,873	2.8
Fidelity International Credit Central Fund	18,490,955	2,369,985	1,008,839	(27,636)	(1,489,666)	18,334,799	6.4
Fidelity International Equity Central Fund	112,273,224	16,699,954	8,536,625	(1,445,862)	(17,195,375)	101,795,316	4.9
Fidelity Investment Grade Bond Central Fund	656,574,363	102,188,164	62,082,877	(1,368,654)	(4,930,415)	690,380,581	2.8
Fidelity Materials Central Fund	12,030,347	2,558,570	736,172	(86,145)	(2,883,759)	10,882,841	3.0
Fidelity Real Estate Equity Central Fund	27,379,308	2,503,583	13,862,050	(5,012,765)	(3,097,275)	7,910,801	1.6
Fidelity Utilities Central Fund	17,552,733	3,058,375	903,738	(91,625)	(3,980,019)	15,635,726	2.9
	1,545,492,285	249,052,759	148,066,304	(11,975,925)	(121,720,545)	1,512,782,270

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$668,564,408	$668,564,408	$--	$--
Fixed-Income Central Funds	844,217,862	844,217,862	--	--
Money Market Central Funds	184,964,911	184,964,911	--	--
Other Short-Term Investments and Net Other Assets	2,809,998	--	2,809,998	--
Investment Companies	68,205,432	68,205,432	--	--
Total Investments in Securities:	$1,768,762,611	$1,765,952,613	$2,809,998	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(359,515)	$(359,515)	$--	$--
Total Liabilities	$(359,515)	$(359,515)	$--	$--
Total Derivative Instruments:	$(359,515)	$(359,515)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(359,515)
Total Equity Risk	0	(359,515)
Total Value of Derivatives	$0	$(359,515)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.3%
Cayman Islands	2.7%
United Kingdom	2.6%
Netherlands	1.4%
Switzerland	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $75,444,022)	$71,015,430
Fidelity Central Funds (cost $1,629,839,446)	1,697,747,181
Total Investment in Securities (cost $1,705,283,468)		$1,768,762,611
Receivable for investments sold		552,925
Receivable for fund shares sold		2,296,606
Distributions receivable from Fidelity Central Funds		28,617
Prepaid expenses		1,153
Total assets		1,771,641,912
Liabilities
Payable for investments purchased	$1,377,724
Payable for fund shares redeemed	885,478
Accrued management fee	600,002
Distribution and service plan fees payable	31,241
Payable for daily variation margin on futures contracts	56,250
Other affiliated payables	175,410
Other payables and accrued expenses	39,284
Total liabilities		3,165,389
Net Assets		$1,768,476,523
Net Assets consist of:
Paid in capital		$1,761,121,778
Total accumulated earnings (loss)		7,354,745
Net Assets		$1,768,476,523
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($38,822,018 ÷ 3,584,528 shares)(a)		$10.83
Maximum offering price per share (100/94.25 of $10.83)		$11.49
Class M:
Net Asset Value and redemption price per share ($9,556,875 ÷ 883,786 shares)(a)		$10.81
Maximum offering price per share (100/96.50 of $10.81)		$11.20
Class C:
Net Asset Value and offering price per share ($21,505,511 ÷ 1,996,391 shares)(a)		$10.77
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($1,669,228,840 ÷ 154,137,765 shares)		$10.83
Class I:
Net Asset Value, offering price and redemption price per share ($22,797,930 ÷ 2,104,484 shares)		$10.83
Class Z:
Net Asset Value, offering price and redemption price per share ($6,565,349 ÷ 606,093 shares)		$10.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$1,510,792
Interest		33,318
Income from Fidelity Central Funds (including $2,124 from security lending)		20,487,236
Total income		22,031,346
Expenses
Management fee	$3,814,350
Transfer agent fees	735,312
Distribution and service plan fees	203,702
Accounting fees	314,607
Custodian fees and expenses	4,012
Independent trustees' fees and expenses	3,451
Registration fees	76,730
Audit	17,224
Legal	2,530
Interest	472
Miscellaneous	5,836
Total expenses before reductions	5,178,226
Expense reductions	(14,727)
Total expenses after reductions		5,163,499
Net investment income (loss)		16,867,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,054,880
Fidelity Central Funds	(11,969,132)
Futures contracts	638,954
Capital gain distributions from Fidelity Central Funds	11,548,095
Total net realized gain (loss)		4,272,797
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,722,788)
Fidelity Central Funds	(121,741,854)
Futures contracts	(1,406,931)
Total change in net unrealized appreciation (depreciation)		(133,871,573)
Net gain (loss)		(129,598,776)
Net increase (decrease) in net assets resulting from operations		$(112,730,929)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,867,847	$35,405,005
Net realized gain (loss)	4,272,797	36,829,918
Change in net unrealized appreciation (depreciation)	(133,871,573)	1,121,911
Net increase (decrease) in net assets resulting from operations	(112,730,929)	73,356,834
Distributions to shareholders	(52,671,440)	(72,896,387)
Share transactions - net increase (decrease)	119,198,156	131,600,043
Total increase (decrease) in net assets	(46,204,213)	132,060,490
Net Assets
Beginning of period	1,814,680,736	1,682,620,246
End of period	$1,768,476,523	$1,814,680,736

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.87	$11.67	$10.95	$10.39	$10.96
Income from Investment Operations
Net investment income (loss)A	.09	.21	.17	.14	.16	.16
Net realized and unrealized gain (loss)	(.77)	.21	.36	.73	.70	(.28)
Total from investment operations	(.68)	.42	.53	.87	.86	(.12)
Distributions from net investment income	(.11)	(.21)	(.15)	(.13)	(.17)	(.14)
Distributions from net realized gain	(.21)	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.31)B	(.47)C	(.33)	(.15)	(.30)	(.45)
Net asset value, end of period	$10.83	$11.82	$11.87	$11.67	$10.95	$10.39
Total ReturnD,E,F	(5.97)%	3.90%	4.62%	8.01%	8.44%	(1.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.83%I	.83%	.84%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.83%I	.83%	.84%	.84%	.84%	.85%
Expenses net of all reductions	.83%I	.83%	.84%	.84%	.84%	.84%
Net investment income (loss)	1.49%I	1.79%	1.41%	1.21%	1.53%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$38,822	$42,490	$38,073	$36,200	$40,046	$30,959
Portfolio turnover rateJ	29%I	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.206 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.266 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.85	$11.65	$10.93	$10.37	$10.94
Income from Investment Operations
Net investment income (loss)A	.07	.18	.13	.11	.13	.13
Net realized and unrealized gain (loss)	(.76)	.21	.37	.73	.70	(.28)
Total from investment operations	(.69)	.39	.50	.84	.83	(.15)
Distributions from net investment income	(.09)	(.17)	(.12)	(.10)	(.14)	(.11)
Distributions from net realized gain	(.21)	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.30)	(.44)	(.30)	(.12)	(.27)	(.42)
Net asset value, end of period	$10.81	$11.80	$11.85	$11.65	$10.93	$10.37
Total ReturnB,C,D	(6.12)%	3.61%	4.35%	7.75%	8.12%	(1.45)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.09%G	1.09%	1.10%	1.12%	1.12%	1.11%
Expenses net of fee waivers, if any	1.09%G	1.09%	1.10%	1.11%	1.12%	1.11%
Expenses net of all reductions	1.09%G	1.09%	1.10%	1.11%	1.12%	1.10%
Net investment income (loss)	1.24%G	1.53%	1.14%	.94%	1.25%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$9,557	$10,913	$12,318	$11,665	$10,297	$9,309
Portfolio turnover rateH	29%G	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.80	$11.61	$10.90	$10.34	$10.91
Income from Investment Operations
Net investment income (loss)A	.04	.12	.08	.05	.08	.07
Net realized and unrealized gain (loss)	(.75)	.21	.35	.73	.70	(.27)
Total from investment operations	(.71)	.33	.43	.78	.78	(.20)
Distributions from net investment income	(.06)	(.12)	(.06)	(.05)	(.09)	(.06)
Distributions from net realized gain	(.21)	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.27)	(.38)B	(.24)	(.07)	(.22)	(.37)
Net asset value, end of period	$10.77	$11.75	$11.80	$11.61	$10.90	$10.34
Total ReturnC,D,E	(6.29)%	3.11%	3.77%	7.16%	7.62%	(1.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.60%	1.60%	1.61%	1.61%	1.62%
Expenses net of fee waivers, if any	1.59%H	1.60%	1.60%	1.61%	1.61%	1.62%
Expenses net of all reductions	1.59%H	1.60%	1.60%	1.61%	1.61%	1.62%
Net investment income (loss)	.73%H	1.03%	.64%	.45%	.76%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$21,506	$24,834	$25,656	$23,354	$22,064	$19,515
Portfolio turnover rateI	29%H	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.38 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.87	$11.67	$10.95	$10.39	$10.96
Income from Investment Operations
Net investment income (loss)A	.11	.24	.20	.17	.19	.19
Net realized and unrealized gain (loss)	(.77)	.22	.37	.73	.70	(.28)
Total from investment operations	(.66)	.46	.57	.90	.89	(.09)
Distributions from net investment income	(.13)	(.24)	(.19)	(.16)	(.20)	(.17)
Distributions from net realized gain	(.21)	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.33)B	(.51)	(.37)	(.18)	(.33)	(.48)
Net asset value, end of period	$10.83	$11.82	$11.87	$11.67	$10.95	$10.39
Total ReturnC,D	(5.82)%	4.23%	4.95%	8.35%	8.76%	(.90)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%	.53%	.54%	.54%	.55%
Expenses net of fee waivers, if any	.52%G	.52%	.53%	.54%	.54%	.55%
Expenses net of all reductions	.52%G	.52%	.53%	.53%	.54%	.54%
Net investment income (loss)	1.80%G	2.10%	1.71%	1.52%	1.83%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$1,669,229	$1,704,998	$1,577,393	$1,344,514	$1,084,411	$917,607
Portfolio turnover rateH	29%G	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.33 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.206 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.87	$11.67	$10.95	$10.39	$10.96
Income from Investment Operations
Net investment income (loss)A	.10	.24	.20	.17	.19	.18
Net realized and unrealized gain (loss)	(.76)	.21	.36	.73	.69	(.27)
Total from investment operations	(.66)	.45	.56	.90	.88	(.09)
Distributions from net investment income	(.12)	(.24)	(.18)	(.16)	(.19)	(.17)
Distributions from net realized gain	(.21)	(.27)	(.18)	(.02)	(.13)	(.31)
Total distributions	(.33)	(.50)B	(.36)	(.18)	(.32)	(.48)
Net asset value, end of period	$10.83	$11.82	$11.87	$11.67	$10.95	$10.39
Total ReturnC,D	(5.84)%	4.18%	4.91%	8.32%	8.67%	(.90)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.56%	.56%	.56%	.58%	.60%
Expenses net of fee waivers, if any	.56%G	.56%	.56%	.56%	.58%	.60%
Expenses net of all reductions	.56%G	.56%	.56%	.56%	.58%	.60%
Net investment income (loss)	1.76%G	2.06%	1.68%	1.49%	1.79%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$22,798	$25,014	$29,180	$20,025	$15,525	$20,038
Portfolio turnover rateH	29%G	36%	17%	20%	22%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.50 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.266 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$11.86
Income from Investment Operations
Net investment income (loss)B	.11	.24
Net realized and unrealized gain (loss)	(.76)	.23
Total from investment operations	(.65)	.47
Distributions from net investment income	(.13)	(.24)
Distributions from net realized gain	(.21)	(.27)
Total distributions	(.34)	(.51)
Net asset value, end of period	$10.83	$11.82
Total ReturnC,D	(5.80)%	4.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%G
Expenses net of fee waivers, if any	.50%G	.50%G
Expenses net of all reductions	.50%G	.50%G
Net investment income (loss)	1.83%G	2.12%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,565	$6,431
Portfolio turnover rateH	29%G	36%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	2.0
Apple, Inc.	1.7
Amazon.com, Inc.	0.8
Alphabet, Inc. Class A	0.8
Facebook, Inc. Class A	0.6
Roche Holding AG (participation certificate)	0.6
UnitedHealth Group, Inc.	0.5
Adobe, Inc.	0.5
Tencent Holdings Ltd.	0.4
Capital One Financial Corp.	0.4
8.3

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Financials	16.8
Information Technology	10.3
Health Care	8.0
Communication Services	5.4
Consumer Discretionary	6.1

Top Five Bond Issuers as of March 31, 2020

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.9
Fannie Mae	2.8
Ginnie Mae	2.6
Freddie Mac	1.9
Uniform Mortgage Backed Securities	0.9
20.1

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	20.5%
AAA,AA,A	6.5%
BBB	10.9%
BB and Below	3.3%
Not Rated	1.0%
Equities	50.7%
Short-Term Investments and Net Other Assets	7.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	50.9%
Bond Class	41.2%
Short-Term Class	7.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 21.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.4%
	Shares	Value
Fidelity Communication Services Central Fund (a)	1,424,149	$257,386,506
Fidelity Consumer Discretionary Central Fund (a)	1,007,610	278,755,435
Fidelity Consumer Staples Central Fund (a)	1,083,200	195,550,144
Fidelity Emerging Markets Equity Central Fund (a)(b)	2,606,803	461,586,562
Fidelity Energy Central Fund (a)	1,392,386	70,301,559
Fidelity Financials Central Fund (a)	5,862,977	430,283,861
Fidelity Health Care Central Fund (a)	1,065,493	467,730,165
Fidelity Industrials Central Fund (a)	1,103,490	243,827,159
Fidelity Information Technology Central Fund (a)	1,859,383	738,881,804
Fidelity International Equity Central Fund (a)	9,861,957	655,228,446
Fidelity Materials Central Fund (a)	437,094	64,969,716
Fidelity Real Estate Equity Central Fund (a)	395,554	37,411,507
Fidelity Utilities Central Fund (a)	585,596	94,064,245
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,084,957,320)		3,995,977,109

Fixed-Income Central Funds - 42.0%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	9,787,570	78,398,434
Fidelity Floating Rate Central Fund (a)	449,581	39,378,795
Fidelity High Income Central Fund (a)	415,803	39,347,451

TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,124,680

Investment Grade Fixed-Income Funds - 40.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,383,923	450,272,683
Fidelity International Credit Central Fund (a)	924,506	88,955,954
Fidelity Investment Grade Bond Central Fund (a)	25,463,400	2,845,025,736

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,384,254,373

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,286,102,145)		3,541,379,053

Money Market Central Funds - 6.8%
Fidelity Cash Central Fund 0.29% (c)	296,977,504	297,066,597
Fidelity Money Market Central Fund 0.96% (c)	189,170,702	189,132,868
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	83,248,811	83,265,460
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $569,485,108)		569,464,925
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (e)
(Cost $13,469,293)	13,470,000	13,469,992
	Shares	Value

Investment Companies - 4.6%
iShares 20+ Year Treasury Bond ETF	729,764	$120,389,168
iShares Core MSCI EAFE ETF	1,715,320	85,577,315
iShares MSCI Japan ETF (f)	1,725,338	85,214,444
iShares S&P 500 Index ETF	372,942	96,368,213
TOTAL INVESTMENT COMPANIES
(Cost $407,038,472)		387,549,140
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $7,361,052,338)		8,507,840,219
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(84,914,307)
NET ASSETS - 100%		$8,422,925,912

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	556	June 2020	$23,432,620	$(1,332,604)	$(1,332,604)

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,227,994.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,131,570
Fidelity Communication Services Central Fund	9,841,615
Fidelity Consumer Discretionary Central Fund	9,535,491
Fidelity Consumer Staples Central Fund	2,773,673
Fidelity Emerging Markets Debt Central Fund	3,114,358
Fidelity Emerging Markets Equity Central Fund	9,720,337
Fidelity Energy Central Fund	1,513,437
Fidelity Financials Central Fund	18,244,870
Fidelity Floating Rate Central Fund	1,324,948
Fidelity Health Care Central Fund	5,599,989
Fidelity High Income Central Fund	1,519,597
Fidelity Industrials Central Fund	2,461,204
Fidelity Inflation-Protected Bond Index Central Fund	6,808,863
Fidelity Information Technology Central Fund	26,310,426
Fidelity International Credit Central Fund	3,728,020
Fidelity International Equity Central Fund	7,783,932
Fidelity Investment Grade Bond Central Fund	47,238,738
Fidelity Materials Central Fund	590,380
Fidelity Money Market Central Fund	1,921,078
Fidelity Real Estate Equity Central Fund	1,810,877
Fidelity Securities Lending Cash Central Fund	19,051
Fidelity Utilities Central Fund	4,876,739
Total	$167,869,193

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$48,821,485	$38,559	$50,109,387	$(5,632,044)	$6,881,387	$--	0.0
Fidelity Communication Services Central Fund	270,962,401	34,457,919	12,492,697	(983,702)	(34,557,415)	257,386,506	16.5
Fidelity Consumer Discretionary Central Fund	325,603,934	33,420,223	14,029,709	(896,597)	(65,342,416)	278,755,435	17.3
Fidelity Consumer Staples Central Fund	211,715,427	19,344,101	9,535,136	(515,312)	(25,458,936)	195,550,144	16.6
Fidelity Emerging Markets Debt Central Fund	90,593,706	5,056,642	4,155,245	(421,771)	(12,674,898)	78,398,434	3.3
Fidelity Emerging Markets Equity Central Fund	556,651,884	18,862,450	23,303,898	(3,713,390)	(86,910,484)	461,586,562	30.9
Fidelity Energy Central Fund	132,855,984	6,744,991	4,650,651	(1,149,319)	(63,499,446)	70,301,559	16.8
Fidelity Financials Central Fund	588,924,022	44,697,790	24,476,781	(2,949,370)	(175,911,800)	430,283,861	17.7
Fidelity Floating Rate Central Fund	45,518,177	2,295,185	2,076,685	(192,934)	(6,164,948)	39,378,795	2.3
Fidelity Health Care Central Fund	434,669,997	24,211,643	21,244,934	(1,176,519)	31,269,978	467,730,165	17.1
Fidelity High Income Central Fund	92,722,467	2,490,832	48,484,303	(1,093,050)	(6,288,495)	39,347,451	1.9
Fidelity Industrials Central Fund	309,350,734	17,872,752	12,971,451	(1,121,926)	(69,302,950)	243,827,159	17.6
Fidelity Inflation-Protected Bond Index Central Fund	421,991,665	74,064,535	44,814,098	86,080	(1,055,499)	450,272,683	30.8
Fidelity Information Technology Central Fund	736,651,164	52,669,911	34,015,515	(2,549,877)	(13,873,879)	738,881,804	17.0
Fidelity International Credit Central Fund	94,953,312	5,675,420	4,166,076	(95,160)	(7,411,966)	88,955,954	30.9
Fidelity International Equity Central Fund	785,158,315	33,328,036	42,382,737	(6,938,711)	(113,936,457)	655,228,446	31.7
Fidelity Investment Grade Bond Central Fund	2,880,244,015	283,168,456	290,559,259	(5,480,094)	(22,347,382)	2,845,025,736	11.5
Fidelity Materials Central Fund	76,769,511	9,859,563	3,670,941	(622,783)	(17,365,634)	64,969,716	17.6
Fidelity Real Estate Equity Central Fund	140,113,734	4,701,798	67,339,262	(24,825,834)	(15,238,929)	37,411,507	7.4
Fidelity Utilities Central Fund	113,626,444	10,401,107	4,532,400	(256,061)	(25,174,845)	94,064,245	17.6
	8,357,898,378	683,361,913	719,011,165	(60,528,374)	(724,365,014)	7,537,356,162

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,995,977,109	$3,995,977,109	$--	$--
Fixed-Income Central Funds	3,541,379,053	3,541,379,053	--	--
Money Market Central Funds	569,464,925	569,464,925	--	--
Other Short-Term Investments and Net Other Assets	13,469,992	--	13,469,992	--
Investment Companies	387,549,140	387,549,140	--	--
Total Investments in Securities:	$8,507,840,219	$8,494,370,227	$13,469,992	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,332,604)	$(1,332,604)	$--	$--
Total Liabilities	$(1,332,604)	$(1,332,604)	$--	$--
Total Derivative Instruments:	$(1,332,604)	$(1,332,604)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,332,604)
Total Equity Risk	0	(1,332,604)
Total Value of Derivatives	$0	$(1,332,604)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.6%
United Kingdom	2.7%
Cayman Islands	2.7%
Switzerland	1.6%
Netherlands	1.5%
France	1.5%
Japan	1.4%
Germany	1.1%
Others (Individually Less Than 1%)	8.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $79,088,207) — See accompanying schedule: Unaffiliated issuers (cost $420,507,765)	$401,019,132
Fidelity Central Funds (cost $6,940,544,573)	8,106,821,087
Total Investment in Securities (cost $7,361,052,338)		$8,507,840,219
Receivable for investments sold		4,839,737
Receivable for fund shares sold		3,603,378
Distributions receivable from Fidelity Central Funds		162,255
Prepaid expenses		6,043
Other receivables		229,680
Total assets		8,516,681,312
Liabilities
Payable for investments purchased	$2,581
Payable for fund shares redeemed	5,376,204
Accrued management fee	3,490,237
Distribution and service plan fees payable	70,100
Payable for daily variation margin on futures contracts	208,500
Other affiliated payables	1,091,240
Other payables and accrued expenses	248,938
Collateral on securities loaned	83,267,600
Total liabilities		93,755,400
Net Assets		$8,422,925,912
Net Assets consist of:
Paid in capital		$8,098,473,720
Total accumulated earnings (loss)		324,452,192
Net Assets		$8,422,925,912
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($88,136,980 ÷ 5,392,130 shares)(a)		$16.35
Maximum offering price per share (100/94.25 of $16.35)		$17.35
Class M:
Net Asset Value and redemption price per share ($38,190,196 ÷ 2,338,981 shares)(a)		$16.33
Maximum offering price per share (100/96.50 of $16.33)		$16.92
Class C:
Net Asset Value and offering price per share ($40,501,164 ÷ 2,500,462 shares)(a)		$16.20
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($8,190,176,758 ÷ 498,779,506 shares)		$16.42
Class I:
Net Asset Value, offering price and redemption price per share ($45,879,838 ÷ 2,799,462 shares)		$16.39
Class Z:
Net Asset Value, offering price and redemption price per share ($20,040,976 ÷ 1,223,390 shares)		$16.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$7,974,237
Interest		155,674
Income from Fidelity Central Funds (including $19,051 from security lending)		99,747,178
Total income		107,877,089
Expenses
Management fee	$22,963,624
Transfer agent fees	5,569,811
Distribution and service plan fees	467,699
Accounting fees	775,850
Custodian fees and expenses	5,495
Independent trustees' fees and expenses	17,492
Registration fees	96,603
Audit	17,223
Legal	13,145
Interest	2,718
Miscellaneous	29,589
Total expenses before reductions	29,959,249
Expense reductions	(82,590)
Total expenses after reductions		29,876,659
Net investment income (loss)		78,000,430
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,802,440
Fidelity Central Funds	(60,513,618)
Futures contracts	(126,574)
Capital gain distributions from Fidelity Central Funds	68,122,015
Total net realized gain (loss)		25,284,263
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(51,826,455)
Fidelity Central Funds	(724,378,282)
Futures contracts	(6,739,711)
Total change in net unrealized appreciation (depreciation)		(782,944,448)
Net gain (loss)		(757,660,185)
Net increase (decrease) in net assets resulting from operations		$(679,659,755)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$78,000,430	$169,711,971
Net realized gain (loss)	25,284,263	270,636,372
Change in net unrealized appreciation (depreciation)	(782,944,448)	(140,953,006)
Net increase (decrease) in net assets resulting from operations	(679,659,755)	299,395,337
Distributions to shareholders	(325,016,149)	(448,986,882)
Share transactions - net increase (decrease)	133,361,521	48,306,274
Total increase (decrease) in net assets	(871,314,383)	(101,285,271)
Net Assets
Beginning of period	9,294,240,295	9,395,525,566
End of period	$8,422,925,912	$9,294,240,295

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.22	$18.58	$18.29	$16.91	$16.33	$17.99
Income from Investment Operations
Net investment income (loss)A	.12	.28	.23	.19	.23	.23
Net realized and unrealized gain (loss)	(1.38)	.20	.80	1.46	1.21	(.50)
Total from investment operations	(1.26)	.48	1.03	1.65	1.44	(.27)
Distributions from net investment income	(.16)	(.29)	(.21)	(.18)	(.25)	(.22)
Distributions from net realized gain	(.45)	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.61)	(.84)	(.74)	(.27)	(.86)B	(1.39)
Net asset value, end of period	$16.35	$18.22	$18.58	$18.29	$16.91	$16.33
Total ReturnC,D,E	(7.31)%	3.07%	5.74%	9.90%	9.19%	(1.70)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.94%	.94%	.96%	.96%	.96%
Expenses net of fee waivers, if any	.93%H	.94%	.94%	.96%	.96%	.96%
Expenses net of all reductions	.93%H	.94%	.94%	.95%	.96%	.95%
Net investment income (loss)	1.34%H	1.57%	1.24%	1.08%	1.42%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$88,137	$95,542	$86,252	$75,623	$77,724	$70,616
Portfolio turnover rateI	26%H	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.86 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.616 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.20	$18.56	$18.27	$16.90	$16.31	$17.97
Income from Investment Operations
Net investment income (loss)A	.10	.23	.18	.14	.19	.19
Net realized and unrealized gain (loss)	(1.39)	.21	.80	1.46	1.22	(.51)
Total from investment operations	(1.29)	.44	.98	1.60	1.41	(.32)
Distributions from net investment income	(.13)	(.25)	(.16)	(.14)	(.20)	(.17)
Distributions from net realized gain	(.45)	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.58)	(.80)	(.69)	(.23)	(.82)	(1.34)
Net asset value, end of period	$16.33	$18.20	$18.56	$18.27	$16.90	$16.31
Total ReturnB,C,D	(7.43)%	2.81%	5.48%	9.57%	8.97%	(1.98)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.17%G	1.18%	1.19%	1.21%	1.22%	1.22%
Expenses net of fee waivers, if any	1.17%G	1.18%	1.19%	1.21%	1.22%	1.22%
Expenses net of all reductions	1.17%G	1.18%	1.19%	1.21%	1.22%	1.22%
Net investment income (loss)	1.10%G	1.33%	.99%	.83%	1.15%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$38,190	$42,658	$41,222	$36,209	$32,431	$30,381
Portfolio turnover rateH	26%G	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.05	$18.42	$18.15	$16.79	$16.21	$17.88
Income from Investment Operations
Net investment income (loss)A	.05	.14	.09	.05	.11	.10
Net realized and unrealized gain (loss)	(1.36)	.20	.79	1.46	1.21	(.52)
Total from investment operations	(1.31)	.34	.88	1.51	1.32	(.42)
Distributions from net investment income	(.08)	(.16)	(.08)	(.06)	(.12)	(.08)
Distributions from net realized gain	(.45)	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.54)B	(.71)	(.61)	(.15)	(.74)	(1.25)
Net asset value, end of period	$16.20	$18.05	$18.42	$18.15	$16.79	$16.21
Total ReturnC,D,E	(7.63)%	2.25%	4.93%	9.07%	8.42%	(2.52)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.69%H	1.69%	1.70%	1.72%	1.72%	1.72%
Expenses net of fee waivers, if any	1.69%H	1.69%	1.70%	1.72%	1.72%	1.72%
Expenses net of all reductions	1.69%H	1.69%	1.70%	1.71%	1.72%	1.72%
Net investment income (loss)	.59%H	.82%	.49%	.32%	.66%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$40,501	$46,487	$51,337	$41,900	$42,706	$42,095
Portfolio turnover rateI	26%H	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.54 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.452 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.30	$18.66	$18.37	$16.98	$16.39	$18.06
Income from Investment Operations
Net investment income (loss)A	.15	.33	.29	.24	.28	.29
Net realized and unrealized gain (loss)	(1.39)	.21	.80	1.47	1.22	(.52)
Total from investment operations	(1.24)	.54	1.09	1.71	1.50	(.23)
Distributions from net investment income	(.18)	(.35)	(.26)	(.24)	(.30)	(.27)
Distributions from net realized gain	(.45)	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.64)B	(.90)	(.80)C	(.32)D	(.91)E	(1.44)
Net asset value, end of period	$16.42	$18.30	$18.66	$18.37	$16.98	$16.39
Total ReturnF,G	(7.19)%	3.37%	6.05%	10.26%	9.56%	(1.45)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.62%J	.63%	.63%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.62%J	.63%	.63%	.64%	.65%	.66%
Expenses net of all reductions	.62%J	.63%	.63%	.64%	.65%	.65%
Net investment income (loss)	1.65%J	1.88%	1.55%	1.39%	1.72%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$8,190,177	$9,026,444	$9,140,811	$8,324,452	$7,566,062	$7,504,374
Portfolio turnover rateK	26%J	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.452 per share.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.532 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.087 per share.

 E Total distributions of $.91 per share is comprised of distributions from net investment income of $.297 and distributions from net realized gain of $.616 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.26	$18.62	$18.33	$16.95	$16.36	$18.03
Income from Investment Operations
Net investment income (loss)A	.15	.33	.28	.24	.27	.28
Net realized and unrealized gain (loss)	(1.39)	.20	.80	1.46	1.23	(.52)
Total from investment operations	(1.24)	.53	1.08	1.70	1.50	(.24)
Distributions from net investment income	(.18)	(.34)	(.26)	(.23)	(.29)	(.26)
Distributions from net realized gain	(.45)	(.55)	(.53)	(.09)	(.62)	(1.17)
Total distributions	(.63)	(.89)	(.79)	(.32)	(.91)	(1.43)
Net asset value, end of period	$16.39	$18.26	$18.62	$18.33	$16.95	$16.36
Total ReturnB,C	(7.17)%	3.33%	6.02%	10.17%	9.53%	(1.50)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.66%F	.66%	.67%	.68%	.70%	.70%
Expenses net of fee waivers, if any	.66%F	.66%	.67%	.68%	.70%	.70%
Expenses net of all reductions	.66%F	.66%	.67%	.68%	.70%	.69%
Net investment income (loss)	1.62%F	1.85%	1.52%	1.35%	1.68%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$45,880	$62,141	$75,904	$42,497	$39,673	$33,434
Portfolio turnover rateG	26%F	37%	15%	20%	19%	17%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$18.26	$18.59
Income from Investment Operations
Net investment income (loss)B	.16	.35
Net realized and unrealized gain (loss)	(1.40)	.23
Total from investment operations	(1.24)	.58
Distributions from net investment income	(.19)	(.36)
Distributions from net realized gain	(.45)	(.55)
Total distributions	(.64)	(.91)
Net asset value, end of period	$16.38	$18.26
Total ReturnC,D	(7.17)%	3.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.55%G
Expenses net of fee waivers, if any	.55%G	.55%G
Expenses net of all reductions	.55%G	.55%G
Net investment income (loss)	1.73%G	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,041	$20,968
Portfolio turnover rateH	26%G	37%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	2.5
Apple, Inc.	2.1
Amazon.com, Inc.	1.0
Alphabet, Inc. Class A	0.9
Facebook, Inc. Class A	0.8
Roche Holding AG (participation certificate)	0.8
UnitedHealth Group, Inc.	0.6
Adobe, Inc.	0.6
Tencent Holdings Ltd.	0.5
Capital One Financial Corp.	0.5
10.3

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Financials	14.2
Information Technology	12.1
Health Care	9.1
Consumer Discretionary	6.9
Communication Services	5.9

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	18.0%
AAA,AA,A	5.8%
BBB	9.1%
BB and Below	2.9%
Not Rated	0.9%
Equities	60.3%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	61.3%
Bond Class	35.6%
Short-Term Class	3.1%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 23.2% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.2%
	Shares	Value
Fidelity Communication Services Central Fund (a)	568,528	$102,749,995
Fidelity Consumer Discretionary Central Fund (a)	402,844	111,446,856
Fidelity Consumer Staples Central Fund (a)	432,519	78,082,596
Fidelity Emerging Markets Equity Central Fund (a)(b)	967,566	171,326,939
Fidelity Energy Central Fund (a)	551,840	27,862,422
Fidelity Financials Central Fund (a)	2,340,382	171,760,635
Fidelity Health Care Central Fund (a)	425,804	186,919,588
Fidelity Industrials Central Fund (a)	441,739	97,606,695
Fidelity Information Technology Central Fund (a)	742,701	295,134,341
Fidelity International Equity Central Fund (a)	3,698,226	245,710,134
Fidelity Materials Central Fund (a)	174,678	25,964,081
Fidelity Real Estate Equity Central Fund (a)	129,731	12,269,958
Fidelity Utilities Central Fund (a)	233,451	37,499,163
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,471,958,196)		1,564,333,403

Fixed-Income Central Funds - 36.3%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	3,183,848	25,502,625
Fidelity Floating Rate Central Fund (a)	150,929	13,219,860
Fidelity High Income Central Fund (a)	139,823	13,231,445

TOTAL HIGH YIELD FIXED-INCOME FUNDS		51,953,930

Investment Grade Fixed-Income Funds - 34.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,410,805	144,903,764
Fidelity International Credit Central Fund (a)	296,789	28,557,004
Fidelity Investment Grade Bond Central Fund (a)	7,047,487	787,415,714

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		960,876,482

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $974,871,092)		1,012,830,412

Money Market Central Funds - 1.6%
Fidelity Cash Central Fund 0.29% (c)	40,827,238	40,839,486
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	4,166,977	4,167,811
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $45,006,930)		45,007,297
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (e)
(Cost $4,749,758)	4,750,000	4,749,997
	Shares	Value

Investment Companies - 5.9%
iShares 20+ Year Treasury Bond ETF	309,824	$51,111,665
iShares Core MSCI EAFE ETF	1,233,928	61,560,668
iShares MSCI Japan ETF (f)	563,589	27,835,661
iShares S&P 500 Index ETF	89,452	23,114,397
TOTAL INVESTMENT COMPANIES
(Cost $175,761,462)		163,622,391
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,672,347,438)		2,790,543,500
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,194,086)
NET ASSETS - 100%		$2,785,349,414

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	137	June 2020	$17,602,445	$(773,004)	$(773,004)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	191	June 2020	8,049,695	(457,783)	(457,783)
TOTAL FUTURES CONTRACTS					$(1,230,787)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,845,998.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$217,674
Fidelity Communication Services Central Fund	3,919,332
Fidelity Consumer Discretionary Central Fund	3,817,192
Fidelity Consumer Staples Central Fund	1,109,852
Fidelity Emerging Markets Debt Central Fund	1,002,848
Fidelity Emerging Markets Equity Central Fund	3,556,048
Fidelity Energy Central Fund	599,413
Fidelity Financials Central Fund	7,297,445
Fidelity Floating Rate Central Fund	440,704
Fidelity Health Care Central Fund	2,237,308
Fidelity High Income Central Fund	506,414
Fidelity Industrials Central Fund	986,457
Fidelity Inflation-Protected Bond Index Central Fund	2,165,626
Fidelity Information Technology Central Fund	10,562,541
Fidelity International Credit Central Fund	1,182,622
Fidelity International Equity Central Fund	2,871,399
Fidelity Investment Grade Bond Central Fund	12,712,672
Fidelity Materials Central Fund	236,591
Fidelity Real Estate Equity Central Fund	598,844
Fidelity Securities Lending Cash Central Fund	20,005
Fidelity Utilities Central Fund	1,930,409
Total	$57,971,396

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$15,917,632	$67,730	$16,390,279	$(1,819,164)	$2,224,081	$--	0.0
Fidelity Communication Services Central Fund	106,167,767	16,846,871	5,407,711	(679,460)	(14,177,472)	102,749,995	6.6
Fidelity Consumer Discretionary Central Fund	128,356,170	16,285,130	6,043,269	(565,857)	(26,585,318)	111,446,856	6.9
Fidelity Consumer Staples Central Fund	83,499,614	9,586,816	4,212,160	(309,471)	(10,482,203)	78,082,596	6.6
Fidelity Emerging Markets Debt Central Fund	28,733,528	2,773,429	1,678,882	(189,067)	(4,136,383)	25,502,625	1.1
Fidelity Emerging Markets Equity Central Fund	202,689,185	13,959,812	10,669,747	(2,298,679)	(32,353,632)	171,326,939	11.5
Fidelity Energy Central Fund	51,781,439	4,187,130	1,928,814	(586,552)	(25,590,781)	27,862,422	6.6
Fidelity Financials Central Fund	232,025,574	24,456,294	11,170,624	(2,357,267)	(71,193,342)	171,760,635	7.1
Fidelity Floating Rate Central Fund	14,893,624	1,328,217	840,220	(93,797)	(2,067,964)	13,219,860	0.8
Fidelity Health Care Central Fund	171,030,936	14,314,190	9,348,988	(1,053,357)	11,976,807	186,919,588	6.8
Fidelity High Income Central Fund	30,335,088	1,405,997	15,996,549	(276,538)	(2,236,553)	13,231,445	0.7
Fidelity Industrials Central Fund	121,938,637	10,361,523	5,540,988	(876,787)	(28,275,690)	97,606,695	7.1
Fidelity Inflation-Protected Bond Index Central Fund	132,243,107	28,831,415	15,829,255	(27,985)	(313,518)	144,903,764	9.9
Fidelity Information Technology Central Fund	289,704,552	30,317,502	16,423,706	(2,171,984)	(6,292,023)	295,134,341	6.8
Fidelity International Credit Central Fund	29,711,418	2,962,134	1,686,061	(72,085)	(2,358,402)	28,557,004	9.9
Fidelity International Equity Central Fund	285,691,604	29,331,416	21,722,597	(4,946,198)	(42,644,091)	245,710,134	11.9
Fidelity Investment Grade Bond Central Fund	790,581,145	121,133,577	115,099,432	(3,092,177)	(6,107,399)	787,415,714	3.2
Fidelity Materials Central Fund	30,269,377	4,736,818	1,564,312	(247,926)	(7,229,876)	25,964,081	7.1
Fidelity Real Estate Equity Central Fund	45,907,288	3,254,714	23,256,439	(8,644,533)	(4,991,072)	12,269,958	2.4
Fidelity Utilities Central Fund	44,309,417	5,437,610	1,950,823	(247,173)	(10,049,868)	37,499,163	7.0
	2,835,787,102	341,578,325	286,760,856	(30,556,057)	(282,884,699)	2,577,163,815

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,564,333,403	$1,564,333,403	$--	$--
Fixed-Income Central Funds	1,012,830,412	1,012,830,412	--	--
Money Market Central Funds	45,007,297	45,007,297	--	--
Other Short-Term Investments and Net Other Assets	4,749,997	--	4,749,997	--
Investment Companies	163,622,391	163,622,391	--	--
Total Investments in Securities:	$2,790,543,500	$2,785,793,503	$4,749,997	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,230,787)	$(1,230,787)	$--	$--
Total Liabilities	$(1,230,787)	$(1,230,787)	$--	$--
Total Derivative Instruments:	$(1,230,787)	$(1,230,787)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,230,787)
Total Equity Risk	0	(1,230,787)
Total Value of Derivatives	$0	$(1,230,787)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.8%
United Kingdom	3.0%
Cayman Islands	2.8%
Switzerland	1.8%
France	1.6%
Netherlands	1.6%
Japan	1.5%
Germany	1.2%
Others (Individually Less Than 1%)	9.7%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,951,200) — See accompanying schedule: Unaffiliated issuers (cost $180,511,220)	$168,372,388
Fidelity Central Funds (cost $2,491,836,218)	2,622,171,112
Total Investment in Securities (cost $2,672,347,438)		$2,790,543,500
Foreign currency held at value (cost $3,528)		3,136
Receivable for investments sold		4,961,346
Receivable for fund shares sold		1,042,202
Dividends receivable		59,414
Distributions receivable from Fidelity Central Funds		14,396
Prepaid expenses		1,977
Other receivables		2,595
Total assets		2,796,628,566
Liabilities
Payable for investments purchased	$11,341
Payable for fund shares redeemed	4,905,561
Accrued management fee	1,286,937
Distribution and service plan fees payable	90,541
Payable for daily variation margin on futures contracts	355,900
Other affiliated payables	416,533
Other payables and accrued expenses	52,339
Collateral on securities loaned	4,160,000
Total liabilities		11,279,152
Net Assets		$2,785,349,414
Net Assets consist of:
Paid in capital		$2,822,934,968
Total accumulated earnings (loss)		(37,585,554)
Net Assets		$2,785,349,414
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($110,765,905 ÷ 9,946,019 shares)(a)		$11.14
Maximum offering price per share (100/94.25 of $11.14)		$11.82
Class M:
Net Asset Value and redemption price per share ($43,224,139 ÷ 3,901,566 shares)(a)		$11.08
Maximum offering price per share (100/96.50 of $11.08)		$11.48
Class C:
Net Asset Value and offering price per share ($56,070,235 ÷ 5,121,049 shares)(a)		$10.95
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($2,514,422,726 ÷ 224,834,755 shares)		$11.18
Class I:
Net Asset Value, offering price and redemption price per share ($45,527,367 ÷ 4,067,320 shares)		$11.19
Class Z:
Net Asset Value, offering price and redemption price per share ($15,339,042 ÷ 1,371,883 shares)		$11.18

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$2,904,798
Interest		44,917
Income from Fidelity Central Funds (including $20,005 from security lending)		32,074,258
Total income		35,023,973
Expenses
Management fee	$8,476,800
Transfer agent fees	1,862,831
Distribution and service plan fees	619,343
Accounting fees	596,615
Custodian fees and expenses	7,162
Independent trustees' fees and expenses	5,817
Registration fees	86,952
Audit	18,635
Legal	7,318
Interest	703
Miscellaneous	9,839
Total expenses before reductions	11,692,015
Expense reductions	(193,171)
Total expenses after reductions		11,498,844
Net investment income (loss)		23,525,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,698,585
Fidelity Central Funds	(30,546,180)
Foreign currency transactions	522
Futures contracts	(4,398,144)
Capital gain distributions from Fidelity Central Funds	25,897,138
Total net realized gain (loss)		(3,348,079)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(21,861,355)
Fidelity Central Funds	(282,884,338)
Assets and liabilities in foreign currencies	647
Futures contracts	(2,557,891)
Total change in net unrealized appreciation (depreciation)		(307,302,937)
Net gain (loss)		(310,651,016)
Net increase (decrease) in net assets resulting from operations		$(287,125,887)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,525,129	$49,033,979
Net realized gain (loss)	(3,348,079)	92,559,135
Change in net unrealized appreciation (depreciation)	(307,302,937)	(63,422,390)
Net increase (decrease) in net assets resulting from operations	(287,125,887)	78,170,724
Distributions to shareholders	(130,212,248)	(115,058,389)
Share transactions - net increase (decrease)	154,871,279	68,787,056
Total increase (decrease) in net assets	(262,466,856)	31,899,391
Net Assets
Beginning of period	3,047,816,270	3,015,916,879
End of period	$2,785,349,414	$3,047,816,270

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.92	$12.42	$11.24	$10.60	$11.53
Income from Investment Operations
Net investment income (loss)A	.08	.17	.14	.11	.14	.14
Net realized and unrealized gain (loss)	(1.12)	.06	.69	1.21	.90	(.39)
Total from investment operations	(1.04)	.23	.83	1.32	1.04	(.25)
Distributions from net investment income	(.17)	(.15)	(.11)	(.12)	(.15)	(.12)
Distributions from net realized gain	(.33)	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.50)	(.47)	(.33)	(.14)	(.40)	(.68)
Net asset value, end of period	$11.14	$12.68	$12.92	$12.42	$11.24	$10.60
Total ReturnB,C,D	(8.77)%	2.24%	6.80%	11.86%	10.10%	(2.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.02%	1.02%	1.03%	1.03%	1.04%
Expenses net of fee waivers, if any	1.00%G	1.01%	1.01%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.00%G	1.01%	1.01%	1.02%	1.03%	1.03%
Net investment income (loss)	1.21%G	1.40%	1.12%	.98%	1.30%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$110,766	$128,269	$130,729	$59,049	$59,027	$53,879
Portfolio turnover rateH	29%G	39%	18%I	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.60	$12.84	$12.34	$11.17	$10.55	$11.48
Income from Investment Operations
Net investment income (loss)A	.06	.14	.11	.09	.11	.11
Net realized and unrealized gain (loss)	(1.12)	.06	.70	1.19	.88	(.39)
Total from investment operations	(1.06)	.20	.81	1.28	.99	(.28)
Distributions from net investment income	(.13)	(.12)	(.08)	(.09)	(.13)	(.09)
Distributions from net realized gain	(.33)	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.46)	(.44)	(.31)B	(.11)	(.37)C	(.65)
Net asset value, end of period	$11.08	$12.60	$12.84	$12.34	$11.17	$10.55
Total ReturnD,E,F	(8.90)%	2.01%	6.60%	11.58%	9.68%	(2.63)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.27%I	1.28%	1.28%	1.28%	1.29%	1.29%
Expenses net of fee waivers, if any	1.24%I	1.25%	1.26%	1.28%	1.29%	1.29%
Expenses net of all reductions	1.24%I	1.25%	1.26%	1.27%	1.28%	1.28%
Net investment income (loss)	.97%I	1.15%	.87%	.73%	1.04%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$43,224	$49,997	$55,343	$20,860	$16,763	$16,210
Portfolio turnover rateJ	29%I	39%	18%K	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.31 per share is comprised of distributions from net investment income of $.082 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.127 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$12.67	$12.18	$11.04	$10.42	$11.35
Income from Investment Operations
Net investment income (loss)A	.03	.08	.05	.03	.06	.05
Net realized and unrealized gain (loss)	(1.11)	.06	.69	1.17	.88	(.38)
Total from investment operations	(1.08)	.14	.74	1.20	.94	(.33)
Distributions from net investment income	(.06)	(.07)	(.02)	(.04)	(.08)	(.04)
Distributions from net realized gain	(.33)	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.39)	(.39)	(.25)B	(.06)	(.32)C	(.60)
Net asset value, end of period	$10.95	$12.42	$12.67	$12.18	$11.04	$10.42
Total ReturnD,E,F	(9.13)%	1.47%	6.09%	10.94%	9.27%	(3.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.80%I	1.81%	1.79%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.75%I	1.76%	1.76%	1.78%	1.78%	1.79%
Expenses net of all reductions	1.75%I	1.76%	1.76%	1.78%	1.78%	1.79%
Net investment income (loss)	.46%I	.64%	.37%	.23%	.54%	.44%
Supplemental Data
Net assets, end of period (000 omitted)	$56,070	$67,955	$86,887	$37,384	$34,037	$30,147
Portfolio turnover rateJ	29%I	39%	18%K	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.25 per share is comprised of distributions from net investment income of $.022 and distributions from net realized gain of $.223 per share.

 C Total distributions of $.32 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.247 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.98	$12.47	$11.29	$10.66	$11.59
Income from Investment Operations
Net investment income (loss)A	.10	.21	.18	.15	.17	.17
Net realized and unrealized gain (loss)	(1.13)	.06	.70	1.21	.90	(.39)
Total from investment operations	(1.03)	.27	.88	1.36	1.07	(.22)
Distributions from net investment income	(.21)	(.18)	(.15)	(.15)	(.19)	(.16)
Distributions from net realized gain	(.33)	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.54)	(.50)	(.37)	(.18)B	(.44)	(.71)C
Net asset value, end of period	$11.18	$12.75	$12.98	$12.47	$11.29	$10.66
Total ReturnD,E	(8.68)%	2.60%	7.17%	12.19%	10.31%	(2.03)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.69%H	.70%	.70%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.68%H	.69%	.70%	.71%	.71%	.72%
Expenses net of all reductions	.68%H	.69%	.70%	.71%	.71%	.71%
Net investment income (loss)	1.53%H	1.71%	1.44%	1.30%	1.61%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$2,514,423	$2,727,092	$2,679,353	$1,821,025	$1,426,502	$1,275,181
Portfolio turnover rateI	29%H	39%	18%J	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.18 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.022 per share.

 C Total distributions of $.71 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.555 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.99	$12.48	$11.30	$10.66	$11.59
Income from Investment Operations
Net investment income (loss)A	.10	.21	.18	.15	.17	.17
Net realized and unrealized gain (loss)	(1.14)	.05	.70	1.20	.90	(.39)
Total from investment operations	(1.04)	.26	.88	1.35	1.07	(.22)
Distributions from net investment income	(.20)	(.17)	(.14)	(.15)	(.18)	(.15)
Distributions from net realized gain	(.33)	(.32)	(.22)	(.02)	(.25)	(.56)
Total distributions	(.53)	(.49)	(.37)B	(.17)	(.43)	(.71)
Net asset value, end of period	$11.19	$12.76	$12.99	$12.48	$11.30	$10.66
Total ReturnC,D	(8.71)%	2.56%	7.12%	12.16%	10.37%	(2.08)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.72%G	.73%	.74%	.74%	.74%	.76%
Expenses net of all reductions	.72%G	.73%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.48%G	1.67%	1.39%	1.26%	1.58%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$45,527	$55,379	$63,604	$26,423	$18,651	$15,574
Portfolio turnover rateH	29%G	39%	18%I	18%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.37 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.223 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.97
Income from Investment Operations
Net investment income (loss)B	.10	.22
Net realized and unrealized gain (loss)	(1.13)	.08
Total from investment operations	(1.03)	.30
Distributions from net investment income	(.22)	(.19)
Distributions from net realized gain	(.33)	(.32)
Total distributions	(.55)	(.51)
Net asset value, end of period	$11.18	$12.76
Total ReturnC,D	(8.68)%	2.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.63%G
Expenses net of fee waivers, if any	.62%G	.63%G
Expenses net of all reductions	.62%G	.63%G
Net investment income (loss)	1.58%G	1.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$15,339	$19,124
Portfolio turnover rateH	29%G	39%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	2.9
Apple, Inc.	2.5
Amazon.com, Inc.	1.2
Alphabet, Inc. Class A	1.1
Facebook, Inc. Class A	0.9
Roche Holding AG (participation certificate)	0.9
UnitedHealth Group, Inc.	0.7
Adobe, Inc.	0.7
Tencent Holdings Ltd.	0.6
Capital One Financial Corp.	0.5
12.0

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Information Technology	14.4
Financials	13.5
Health Care	10.3
Consumer Discretionary	7.6
Communication Services	6.4

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	13.7%
AAA,AA,A	3.9%
BBB	5.4%
BB and Below	2.3%
Not Rated	0.7%
Equities	71.0%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	71.7%
Bond Class	24.8%
Short-Term Class	3.5%

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 25.1% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.4%
	Shares	Value
Fidelity Communication Services Central Fund (a)	1,124,423	$203,217,012
Fidelity Consumer Discretionary Central Fund (a)	795,821	220,163,811
Fidelity Consumer Staples Central Fund (a)	853,753	154,127,996
Fidelity Emerging Markets Equity Central Fund (a)(b)	1,827,401	323,577,893
Fidelity Energy Central Fund (a)	1,096,041	55,339,106
Fidelity Financials Central Fund (a)	4,634,586	340,132,275
Fidelity Health Care Central Fund (a)	840,545	368,982,328
Fidelity Industrials Central Fund (a)	872,488	192,785,053
Fidelity Information Technology Central Fund (a)	1,467,128	583,007,375
Fidelity International Equity Central Fund (a)	7,503,412	498,526,691
Fidelity Materials Central Fund (a)	344,380	51,188,658
Fidelity Real Estate Equity Central Fund (a)	215,574	20,388,960
Fidelity Utilities Central Fund (a)	460,186	73,919,715
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,398,907,626)		3,085,356,873

Fixed-Income Central Funds - 25.4%
High Yield Fixed-Income Funds - 1.9%
Fidelity Emerging Markets Debt Central Fund (a)	5,450,247	43,656,478
Fidelity Floating Rate Central Fund (a)	254,905	22,327,156
Fidelity High Income Central Fund (a)	236,214	22,352,913

TOTAL HIGH YIELD FIXED-INCOME FUNDS		88,336,547

Investment Grade Fixed-Income Funds - 23.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,390,676	245,546,375
Fidelity International Credit Central Fund (a)	499,890	48,099,399
Fidelity Investment Grade Bond Central Fund (a)	7,116,203	795,093,374

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,088,739,148

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,131,040,738)		1,177,075,695

Money Market Central Funds - 2.7%
Fidelity Cash Central Fund 0.29% (c)	76,452,323	76,475,259
Fidelity Money Market Central Fund 0.96% (c)	8,972	8,971
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	50,592,009	50,602,128
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $127,086,360)		127,086,358
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (e)
(Cost $7,939,592)	7,940,000	7,939,995
	Shares	Value

Investment Companies - 6.4%
iShares 20+ Year Treasury Bond ETF	524,954	$86,601,661
iShares Core MSCI EAFE ETF	2,456,484	122,553,986
iShares MSCI Japan ETF (f)	973,146	48,063,681
iShares S&P 500 Index ETF	160,917	41,580,953
TOTAL INVESTMENT COMPANIES
(Cost $325,709,435)		298,800,281
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,990,683,751)		4,696,259,202
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(52,068,379)
NET ASSETS - 100%		$4,644,190,823

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	182	June 2020	$23,384,270	$(1,026,911)	$(1,026,911)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	336	June 2020	14,160,720	(805,315)	(805,315)
TOTAL FUTURES CONTRACTS					$(1,832,226)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,253,996.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$441,488
Fidelity Communication Services Central Fund	7,851,800
Fidelity Consumer Discretionary Central Fund	7,638,178
Fidelity Consumer Staples Central Fund	2,209,169
Fidelity Emerging Markets Debt Central Fund	1,724,918
Fidelity Emerging Markets Equity Central Fund	6,776,909
Fidelity Energy Central Fund	1,203,410
Fidelity Financials Central Fund	14,595,168
Fidelity Floating Rate Central Fund	746,775
Fidelity Health Care Central Fund	4,474,550
Fidelity High Income Central Fund	858,028
Fidelity Industrials Central Fund	1,964,960
Fidelity Inflation-Protected Bond Index Central Fund	3,698,704
Fidelity Information Technology Central Fund	20,997,460
Fidelity International Credit Central Fund	2,008,157
Fidelity International Equity Central Fund	5,888,597
Fidelity Investment Grade Bond Central Fund	12,987,757
Fidelity Materials Central Fund	465,922
Fidelity Money Market Central Fund	8,784
Fidelity Real Estate Equity Central Fund	1,023,574
Fidelity Securities Lending Cash Central Fund	21,109
Fidelity Utilities Central Fund	3,875,439
Total	$101,460,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$32,647,589	$117,371	$33,651,238	$(3,678,143)	$4,564,421	$--	0.0
Fidelity Communication Services Central Fund	214,706,153	26,059,643	9,467,750	(615,651)	(27,465,383)	203,217,012	13.1
Fidelity Consumer Discretionary Central Fund	259,168,069	24,370,340	10,679,519	(226,905)	(52,468,174)	220,163,811	13.7
Fidelity Consumer Staples Central Fund	167,998,481	13,918,025	7,192,745	(325,892)	(20,269,873)	154,127,996	13.1
Fidelity Emerging Markets Debt Central Fund	50,124,298	3,044,882	2,287,051	(148,508)	(7,077,143)	43,656,478	1.8
Fidelity Emerging Markets Equity Central Fund	387,591,447	15,338,134	16,563,296	(1,821,826)	(60,966,566)	323,577,893	21.7
Fidelity Energy Central Fund	105,217,969	4,913,397	3,592,601	(908,011)	(50,291,648)	55,339,106	13.2
Fidelity Financials Central Fund	468,510,330	32,535,364	18,877,023	(2,622,077)	(139,414,319)	340,132,275	14.0
Fidelity Floating Rate Central Fund	25,630,848	1,407,274	1,144,798	(84,283)	(3,481,885)	22,327,156	1.3
Fidelity Health Care Central Fund	345,447,334	15,387,920	16,076,024	(512,827)	24,735,925	368,982,328	13.5
Fidelity High Income Central Fund	52,270,910	1,492,430	27,262,861	(616,203)	(3,531,363)	22,352,913	1.1
Fidelity Industrials Central Fund	246,122,879	12,402,936	9,881,761	(620,980)	(55,238,021)	192,785,053	13.9
Fidelity Inflation-Protected Bond Index Central Fund	228,872,976	41,133,901	23,980,619	53,602	(533,485)	245,546,375	16.8
Fidelity Information Technology Central Fund	585,401,625	36,925,993	27,020,347	(964,387)	(11,335,509)	583,007,375	13.4
Fidelity International Credit Central Fund	51,087,935	3,332,477	2,289,276	(36,434)	(3,995,303)	48,099,399	16.7
Fidelity International Equity Central Fund	594,388,542	28,105,757	33,921,221	(3,103,292)	(86,943,095)	498,526,691	24.1
Fidelity Investment Grade Bond Central Fund	828,735,842	152,051,391	175,236,744	(3,750,836)	(6,706,279)	795,093,374	3.2
Fidelity Materials Central Fund	60,235,086	7,821,713	2,796,157	(467,012)	(13,604,972)	51,188,658	13.9
Fidelity Real Estate Equity Central Fund	79,036,568	2,912,630	38,902,924	(14,234,368)	(8,422,946)	20,388,960	4.0
Fidelity Utilities Central Fund	89,802,096	7,594,972	3,429,114	(142,381)	(19,905,858)	73,919,715	13.8
	4,872,996,977	430,866,550	464,253,069	(34,826,414)	(542,351,476)	4,262,432,568

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,085,356,873	$3,085,356,873	$--	$--
Fixed-Income Central Funds	1,177,075,695	1,177,075,695	--	--
Money Market Central Funds	127,086,358	127,086,358	--	--
Other Short-Term Investments and Net Other Assets	7,939,995	--	7,939,995	--
Investment Companies	298,800,281	298,800,281	--	--
Total Investments in Securities:	$4,696,259,202	$4,688,319,207	$7,939,995	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,832,226)	$(1,832,226)	$--	$--
Total Liabilities	$(1,832,226)	$(1,832,226)	$--	$--
Total Derivative Instruments:	$(1,832,226)	$(1,832,226)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,832,226)
Total Equity Risk	0	(1,832,226)
Total Value of Derivatives	$0	$(1,832,226)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.9%
United Kingdom	3.0%
Cayman Islands	2.6%
Switzerland	2.0%
Japan	1.8%
France	1.8%
Netherlands	1.5%
Germany	1.4%
Korea (South)	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	9.0%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,061,409) — See accompanying schedule: Unaffiliated issuers (cost $333,649,027)	$306,740,276
Fidelity Central Funds (cost $3,657,034,724)	4,389,518,926
Total Investment in Securities (cost $3,990,683,751)		$4,696,259,202
Receivable for investments sold		2,001,934
Receivable for fund shares sold		5,891,147
Distributions receivable from Fidelity Central Funds		26,909
Prepaid expenses		3,431
Other receivables		46,543
Total assets		4,704,229,166
Liabilities
Payable for investments purchased	$3,779,629
Payable for fund shares redeemed	2,204,141
Accrued management fee	2,123,963
Distribution and service plan fees payable	84,772
Payable for daily variation margin on futures contracts	503,650
Other affiliated payables	668,967
Other payables and accrued expenses	72,021
Collateral on securities loaned	50,601,200
Total liabilities		60,038,343
Net Assets		$4,644,190,823
Net Assets consist of:
Paid in capital		$4,417,981,670
Total accumulated earnings (loss)		226,209,153
Net Assets		$4,644,190,823
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($142,789,297 ÷ 7,514,291 shares)(a)		$19.00
Maximum offering price per share (100/94.25 of $19.00)		$20.16
Class M:
Net Asset Value and redemption price per share ($56,538,803 ÷ 2,974,382 shares)(a)		$19.01
Maximum offering price per share (100/96.50 of $19.01)		$19.70
Class C:
Net Asset Value and offering price per share ($34,593,103 ÷ 1,826,589 shares)(a)		$18.94
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($4,329,117,572 ÷ 227,486,097 shares)		$19.03
Class I:
Net Asset Value, offering price and redemption price per share ($59,180,710 ÷ 3,108,352 shares)		$19.04
Class Z:
Net Asset Value, offering price and redemption price per share ($21,971,338 ÷ 1,155,743 shares)		$19.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$5,540,118
Interest		71,458
Income from Fidelity Central Funds (including $21,109 from security lending)		51,285,284
Total income		56,896,860
Expenses
Management fee	$14,440,075
Transfer agent fees	3,213,653
Distribution and service plan fees	584,627
Accounting fees	691,915
Custodian fees and expenses	4,890
Independent trustees' fees and expenses	9,996
Registration fees	71,993
Audit	17,224
Legal	7,759
Interest	1,249
Miscellaneous	16,874
Total expenses before reductions	19,060,255
Expense reductions	(71,178)
Total expenses after reductions		18,989,077
Net investment income (loss)		37,907,783
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,312,468
Fidelity Central Funds	(34,821,276)
Futures contracts	(7,490,258)
Capital gain distributions from Fidelity Central Funds	50,175,572
Total net realized gain (loss)		18,176,506
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(44,708,005)
Fidelity Central Funds	(542,351,515)
Futures contracts	(3,944,660)
Total change in net unrealized appreciation (depreciation)		(591,004,180)
Net gain (loss)		(572,827,674)
Net increase (decrease) in net assets resulting from operations		$(534,919,891)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,907,783	$79,323,993
Net realized gain (loss)	18,176,506	225,584,843
Change in net unrealized appreciation (depreciation)	(591,004,180)	(235,858,957)
Net increase (decrease) in net assets resulting from operations	(534,919,891)	69,049,879
Distributions to shareholders	(278,845,625)	(282,804,003)
Share transactions - net increase (decrease)	199,445,062	28,857,702
Total increase (decrease) in net assets	(614,320,454)	(184,896,422)
Net Assets
Beginning of period	5,258,511,277	5,443,407,699
End of period	$4,644,190,823	$5,258,511,277

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.21	$23.27	$22.26	$19.78	$18.84	$21.24
Income from Investment Operations
Net investment income (loss)A	.12	.27	.23	.19	.22	.22
Net realized and unrealized gain (loss)	(2.22)	(.17)	1.59	2.53	1.70	(.80)
Total from investment operations	(2.10)	.10	1.82	2.72	1.92	(.58)
Distributions from net investment income	(.28)	(.25)	(.19)	(.20)	(.25)	(.22)
Distributions from net realized gain	(.83)	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.11)	(1.16)	(.81)	(.24)	(.98)	(1.82)
Net asset value, end of period	$19.00	$22.21	$23.27	$22.26	$19.78	$18.84
Total ReturnB,C,D	(10.25)%	1.16%	8.31%	13.89%	10.57%	(2.96)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	1.00%	1.00%	1.02%	1.02%	1.03%
Expenses net of fee waivers, if any	.99%G	1.00%	1.00%	1.01%	1.02%	1.03%
Expenses net of all reductions	.99%G	1.00%	1.00%	1.01%	1.02%	1.02%
Net investment income (loss)	1.12%G	1.25%	.99%	.90%	1.17%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$142,789	$166,280	$155,622	$146,562	$146,585	$134,849
Portfolio turnover rateH	29%G	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.19	$23.24	$22.25	$19.77	$18.82	$21.22
Income from Investment Operations
Net investment income (loss)A	.10	.22	.17	.13	.17	.17
Net realized and unrealized gain (loss)	(2.22)	(.17)	1.58	2.54	1.70	(.80)
Total from investment operations	(2.12)	.05	1.75	2.67	1.87	(.63)
Distributions from net investment income	(.23)	(.19)	(.14)	(.15)	(.20)	(.16)
Distributions from net realized gain	(.83)	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.06)	(1.10)	(.76)	(.19)	(.92)B	(1.77)C
Net asset value, end of period	$19.01	$22.19	$23.24	$22.25	$19.77	$18.82
Total ReturnD,E,F	(10.33)%	.90%	7.99%	13.63%	10.31%	(3.25)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.24%I	1.24%	1.25%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.23%I	1.24%	1.25%	1.27%	1.28%	1.28%
Expenses net of all reductions	1.23%I	1.24%	1.25%	1.27%	1.28%	1.28%
Net investment income (loss)	.87%I	1.01%	.74%	.64%	.91%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$56,539	$63,064	$61,587	$53,245	$48,149	$46,685
Portfolio turnover rateJ	29%I	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.726 per share.

 C Total distributions of $1.77 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.03	$23.06	$22.08	$19.63	$18.69	$21.08
Income from Investment Operations
Net investment income (loss)A	.04	.11	.05	.03	.08	.06
Net realized and unrealized gain (loss)	(2.22)	(.15)	1.57	2.51	1.69	(.78)
Total from investment operations	(2.18)	(.04)	1.62	2.54	1.77	(.72)
Distributions from net investment income	(.08)	(.07)	(.03)	(.05)	(.10)	(.07)
Distributions from net realized gain	(.83)	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(.91)	(.99)B	(.64)C	(.09)	(.83)	(1.67)
Net asset value, end of period	$18.94	$22.03	$23.06	$22.08	$19.63	$18.69
Total ReturnD,E,F	(10.56)%	.42%	7.46%	13.00%	9.78%	(3.69)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.75%	1.75%	1.77%	1.78%	1.79%
Expenses net of fee waivers, if any	1.74%I	1.75%	1.75%	1.77%	1.78%	1.78%
Expenses net of all reductions	1.74%I	1.75%	1.75%	1.77%	1.78%	1.78%
Net investment income (loss)	.36%I	.50%	.24%	.14%	.41%	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$34,593	$42,547	$63,398	$59,046	$56,605	$52,860
Portfolio turnover rateJ	29%I	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.99 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.914 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.615 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.27	$23.33	$22.33	$19.84	$18.89	$21.30
Income from Investment Operations
Net investment income (loss)A	.16	.34	.30	.25	.28	.28
Net realized and unrealized gain (loss)	(2.22)	(.17)	1.58	2.54	1.71	(.80)
Total from investment operations	(2.06)	.17	1.88	2.79	1.99	(.52)
Distributions from net investment income	(.35)	(.31)	(.26)	(.26)	(.31)	(.28)
Distributions from net realized gain	(.83)	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.18)	(1.23)B	(.88)	(.30)	(1.04)	(1.89)C
Net asset value, end of period	$19.03	$22.27	$23.33	$22.33	$19.84	$18.89
Total ReturnD,E	(10.11)%	1.51%	8.57%	14.25%	10.97%	(2.69)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.69%	.69%	.71%	.72%	.72%
Expenses net of fee waivers, if any	.68%H	.69%	.69%	.71%	.71%	.72%
Expenses net of all reductions	.68%H	.69%	.69%	.70%	.71%	.71%
Net investment income (loss)	1.43%H	1.56%	1.30%	1.20%	1.48%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$4,329,118	$4,893,270	$5,088,118	$4,673,798	$3,996,905	$3,745,336
Portfolio turnover rateI	29%H	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.23 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.914 per share.

 C Total distributions of $1.89 per share is comprised of distributions from net investment income of $.282 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$22.27	$23.33	$22.33	$19.85	$18.90	$21.31
Income from Investment Operations
Net investment income (loss)A	.15	.33	.29	.24	.28	.27
Net realized and unrealized gain (loss)	(2.21)	(.17)	1.58	2.54	1.70	(.80)
Total from investment operations	(2.06)	.16	1.87	2.78	1.98	(.53)
Distributions from net investment income	(.34)	(.30)	(.25)	(.26)	(.30)	(.27)
Distributions from net realized gain	(.83)	(.91)	(.62)	(.04)	(.73)	(1.60)
Total distributions	(1.17)	(1.22)B	(.87)	(.30)	(1.03)	(1.88)C
Net asset value, end of period	$19.04	$22.27	$23.33	$22.33	$19.85	$18.90
Total ReturnD,E	(10.10)%	1.46%	8.53%	14.22%	10.92%	(2.73)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.72%	.72%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.71%H	.72%	.72%	.74%	.74%	.76%
Expenses net of all reductions	.71%H	.72%	.72%	.73%	.74%	.75%
Net investment income (loss)	1.39%H	1.53%	1.27%	1.17%	1.45%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$59,181	$68,475	$74,682	$79,461	$42,321	$42,581
Portfolio turnover rateI	29%H	41%	21%	19%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.22 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.914 per share.

 C Total distributions of $1.88 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $1.604 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$22.26	$23.29
Income from Investment Operations
Net investment income (loss)B	.17	.35
Net realized and unrealized gain (loss)	(2.22)	(.13)
Total from investment operations	(2.05)	.22
Distributions from net investment income	(.37)	(.34)
Distributions from net realized gain	(.83)	(.91)
Total distributions	(1.20)	(1.25)
Net asset value, end of period	$19.01	$22.26
Total ReturnC,D	(10.07)%	1.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.62%G
Expenses net of fee waivers, if any	.60%G	.61%G
Expenses net of all reductions	.60%G	.61%G
Net investment income (loss)	1.50%G	1.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$21,971	$24,876
Portfolio turnover rateH	29%G	41%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Stocks as of March 31, 2020

% of fund's net assets
Microsoft Corp.	3.5
Apple, Inc.	3.1
Amazon.com, Inc.	1.4
Alphabet, Inc. Class A	1.4
Facebook, Inc. Class A	1.1
Roche Holding AG (participation certificate)	1.0
UnitedHealth Group, Inc.	0.8
Adobe, Inc.	0.8
Tencent Holdings Ltd.	0.6
Capital One Financial Corp.	0.6
14.3

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Information Technology	17.0
Health Care	11.8
Financials	11.8
Consumer Discretionary	8.1
Industrials	7.9

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	4.2%
AAA,AA,A	0.9%
BBB	1.4%
BB and Below	0.5%
Not Rated	0.2%
Equities	86.3%
Short-Term Investments and Net Other Assets	6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stock Class and Equity Futures	87.9%
Bond Class	6.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 26.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.2%
	Shares	Value
Fidelity Communication Services Central Fund (a)	660,251	$119,327,211
Fidelity Consumer Discretionary Central Fund (a)	467,061	129,212,393
Fidelity Consumer Staples Central Fund (a)	502,029	90,631,338
Fidelity Emerging Markets Equity Central Fund (a)(b)	1,004,750	177,911,154
Fidelity Energy Central Fund (a)	639,643	32,295,567
Fidelity Financials Central Fund (a)	2,723,462	199,874,859
Fidelity Health Care Central Fund (a)	493,186	216,498,684
Fidelity Industrials Central Fund (a)	511,154	112,944,518
Fidelity Information Technology Central Fund (a)	860,982	342,137,221
Fidelity International Equity Central Fund (a)	4,434,830	294,650,087
Fidelity Materials Central Fund (a)	202,906	30,160,000
Fidelity Real Estate Equity Central Fund (a)	103,299	9,769,977
Fidelity Utilities Central Fund (a)	270,229	43,406,919
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,538,839,764)		1,798,819,928

Fixed-Income Central Funds - 6.5%
Investment Grade Fixed-Income Funds - 6.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	407,177	41,821,142
Fidelity International Credit Central Fund (a)	250,769	24,128,991
Fidelity Investment Grade Bond Central Fund (a)	717,752	80,194,402
TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $141,964,154)		146,144,535

Money Market Central Funds - 5.8%
Fidelity Cash Central Fund 0.29% (c)	104,448,993	104,480,328
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	24,576,424	24,581,339
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $129,056,908)		129,061,667
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.63% to 1.55% 5/7/20 to 6/4/20 (e)
(Cost $2,945,946)	2,950,000	2,949,525
	Shares	Value

Investment Companies - 8.5%
iShares 20+ Year Treasury Bond ETF	357,584	$58,990,631
iShares Core MSCI EAFE ETF	1,091,738	54,466,809
iShares MSCI Japan ETF (f)	472,757	23,349,468
iShares S&P 500 Index ETF	207,047	53,500,945
TOTAL INVESTMENT COMPANIES
(Cost $206,513,068)		190,307,853
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $2,019,319,840)		2,267,283,508
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(25,051,319)
NET ASSETS - 100%		$2,242,232,189

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	325	June 2020	$25,338,625	$2,668,954	$2,668,954
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	June 2020	126,435	(7,190)	(7,190)
TOTAL FUTURES CONTRACTS					$2,661,764

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,949,525.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$520,549
Fidelity Communication Services Central Fund	4,511,477
Fidelity Consumer Discretionary Central Fund	4,371,974
Fidelity Consumer Staples Central Fund	1,263,550
Fidelity Emerging Markets Debt Central Fund	234,660
Fidelity Emerging Markets Equity Central Fund	3,646,182
Fidelity Energy Central Fund	685,263
Fidelity Financials Central Fund	8,367,754
Fidelity Floating Rate Central Fund	125,271
Fidelity Health Care Central Fund	2,569,214
Fidelity High Income Central Fund	140,900
Fidelity Industrials Central Fund	1,121,230
Fidelity Inflation-Protected Bond Index Central Fund	410,242
Fidelity Information Technology Central Fund	12,120,822
Fidelity International Credit Central Fund	982,836
Fidelity International Equity Central Fund	3,354,542
Fidelity Investment Grade Bond Central Fund	1,762,349
Fidelity Materials Central Fund	267,787
Fidelity Real Estate Equity Central Fund	491,632
Fidelity Securities Lending Cash Central Fund	20,515
Fidelity Utilities Central Fund	2,227,865
Total	$49,196,614

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,010,309	$8,827	$18,524,615	$(2,005,483)	$2,510,962	$--	0.0
Fidelity Communication Services Central Fund	121,146,428	21,340,193	6,308,073	(367,151)	(16,484,186)	119,327,211	7.7
Fidelity Consumer Discretionary Central Fund	145,851,157	21,626,424	7,194,008	(220,560)	(30,850,620)	129,212,393	8.0
Fidelity Consumer Staples Central Fund	94,912,045	12,724,264	4,724,113	(238,980)	(12,041,878)	90,631,338	7.7
Fidelity Emerging Markets Debt Central Fund	23,998,807	404,382	24,454,865	(312,977)	364,653	--	0.0
Fidelity Emerging Markets Equity Central Fund	209,258,176	14,102,507	10,515,923	(1,636,090)	(33,297,516)	177,911,154	11.9
Fidelity Energy Central Fund	59,111,288	5,556,332	2,485,315	(711,351)	(29,175,387)	32,295,567	7.7
Fidelity Financials Central Fund	264,480,828	31,801,827	12,554,835	(1,403,581)	(82,449,380)	199,874,859	8.2
Fidelity Floating Rate Central Fund	12,352,802	209,941	12,470,417	(175,177)	82,851	--	0.0
Fidelity Health Care Central Fund	195,374,361	19,507,096	10,896,222	(618,332)	13,131,781	216,498,684	7.9
Fidelity High Income Central Fund	25,117,089	224,574	25,194,187	621,943	(769,419)	--	0.0
Fidelity Industrials Central Fund	138,134,573	14,388,952	6,681,701	(595,090)	(32,302,216)	112,944,518	8.2
Fidelity Inflation-Protected Bond Index Central Fund	103,551,980	23,472,784	85,227,024	2,013,911	(1,990,509)	41,821,142	2.9
Fidelity Information Technology Central Fund	330,757,551	39,038,281	18,593,307	(1,410,226)	(7,655,078)	342,137,221	7.9
Fidelity International Credit Central Fund	25,069,783	2,309,232	1,247,489	(16,203)	(1,986,332)	24,128,991	8.4
Fidelity International Equity Central Fund	337,777,369	31,565,436	20,672,502	(2,611,194)	(51,409,022)	294,650,087	14.2
Fidelity Investment Grade Bond Central Fund	166,457,516	9,082,228	93,826,648	10,905	(1,529,599)	80,194,402	0.3
Fidelity Materials Central Fund	34,050,837	6,398,190	1,908,612	(357,016)	(8,023,399)	30,160,000	8.2
Fidelity Real Estate Equity Central Fund	38,179,205	2,365,410	19,615,010	(7,094,377)	(4,065,251)	9,769,977	1.9
Fidelity Utilities Central Fund	50,854,081	6,619,736	2,341,084	(60,016)	(11,665,798)	43,406,919	8.1
	2,394,446,185	262,746,616	385,435,950	(17,187,045)	(309,605,343)	1,944,964,463

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,798,819,928	$1,798,819,928	$--	$--
Fixed-Income Central Funds	146,144,535	146,144,535	--	--
Money Market Central Funds	129,061,667	129,061,667	--	--
Other Short-Term Investments and Net Other Assets	2,949,525	--	2,949,525	--
Investment Companies	190,307,853	190,307,853	--	--
Total Investments in Securities:	$2,267,283,508	$2,264,333,983	$2,949,525	$--
Derivative Instruments:
Assets
Futures Contracts	$2,668,954	$2,668,954	$--	$--
Total Assets	$2,668,954	$2,668,954	$--	$--
Liabilities
Futures Contracts	$(7,190)	$(7,190)	$--	$--
Total Liabilities	$(7,190)	$(7,190)	$--	$--
Total Derivative Instruments:	$2,661,764	$2,661,764	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,668,954	$(7,190)
Total Equity Risk	2,668,954	(7,190)
Total Value of Derivatives	$2,668,954	$(7,190)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.2%
United Kingdom	3.1%
Cayman Islands	2.7%
Switzerland	2.3%
Japan	2.2%
France	2.2%
Netherlands	1.7%
Germany	1.5%
Canada	1.2%
Korea (South)	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,346,653) — See accompanying schedule: Unaffiliated issuers (cost $209,459,014)	$193,257,378
Fidelity Central Funds (cost $1,809,860,826)	2,074,026,130
Total Investment in Securities (cost $2,019,319,840)		$2,267,283,508
Segregated cash with brokers for derivative instruments		242,245
Receivable for investments sold		1,046,987
Receivable for fund shares sold		2,496,785
Distributions receivable from Fidelity Central Funds		53,118
Prepaid expenses		1,672
Total assets		2,271,124,315
Liabilities
Payable for investments purchased	$1,848,988
Payable for fund shares redeemed	784,329
Accrued management fee	1,025,831
Distribution and service plan fees payable	67,525
Payable for daily variation margin on futures contracts	191,831
Other affiliated payables	355,785
Other payables and accrued expenses	37,437
Collateral on securities loaned	24,580,400
Total liabilities		28,892,126
Net Assets		$2,242,232,189
Net Assets consist of:
Paid in capital		$2,206,656,681
Total accumulated earnings (loss)		35,575,508
Net Assets		$2,242,232,189
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($111,525,160 ÷ 6,921,378 shares)(a)		$16.11
Maximum offering price per share (100/94.25 of $16.11)		$17.09
Class M:
Net Asset Value and redemption price per share ($31,350,925 ÷ 1,958,295 shares)(a)		$16.01
Maximum offering price per share (100/96.50 of $16.01)		$16.59
Class C:
Net Asset Value and offering price per share ($35,797,952 ÷ 2,259,302 shares)(a)		$15.84
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($2,015,868,330 ÷ 123,896,628 shares)		$16.27
Class I:
Net Asset Value, offering price and redemption price per share ($26,447,009 ÷ 1,629,394 shares)		$16.23
Class Z:
Net Asset Value, offering price and redemption price per share ($21,242,813 ÷ 1,311,832 shares)		$16.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2020 (Unaudited)
Investment Income
Dividends		$3,105,000
Interest		29,946
Income from Fidelity Central Funds (including $20,515 from security lending)		22,613,041
Total income		25,747,987
Expenses
Management fee	$7,037,177
Transfer agent fees	1,711,274
Distribution and service plan fees	462,475
Accounting fees	391,875
Custodian fees and expenses	4,238
Independent trustees' fees and expenses	4,868
Registration fees	61,896
Audit	17,224
Legal	3,977
Miscellaneous	8,271
Total expenses before reductions	9,703,275
Expense reductions	(69,918)
Total expenses after reductions		9,633,357
Net investment income (loss)		16,114,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,316,199
Fidelity Central Funds	(17,185,382)
Futures contracts	(15,121,819)
Capital gain distributions from Fidelity Central Funds	26,583,573
Total net realized gain (loss)		(1,407,429)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(25,014,014)
Fidelity Central Funds	(309,600,584)
Futures contracts	2,694,868
Total change in net unrealized appreciation (depreciation)		(331,919,730)
Net gain (loss)		(333,327,159)
Net increase (decrease) in net assets resulting from operations		$(317,212,529)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2020 (Unaudited)	Year ended September 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,114,630	$32,979,401
Net realized gain (loss)	(1,407,429)	113,853,957
Change in net unrealized appreciation (depreciation)	(331,919,730)	(144,599,362)
Net increase (decrease) in net assets resulting from operations	(317,212,529)	2,233,996
Distributions to shareholders	(144,716,034)	(118,486,707)
Share transactions - net increase (decrease)	163,153,432	28,013,859
Total increase (decrease) in net assets	(298,775,131)	(88,238,852)
Net Assets
Beginning of period	2,541,007,320	2,629,246,172
End of period	$2,242,232,189	$2,541,007,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.30	$20.36	$19.02	$16.45	$15.42	$17.64
Income from Investment Operations
Net investment income (loss)A	.09	.20	.16	.13	.14	.14
Net realized and unrealized gain (loss)	(2.23)	(.37)	1.77	2.61	1.59	(.77)
Total from investment operations	(2.14)	(.17)	1.93	2.74	1.73	(.63)
Distributions from net investment income	(.22)	(.17)	(.14)	(.13)	(.17)	(.17)
Distributions from net realized gain	(.84)	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(1.05)B	(.89)	(.59)	(.17)C	(.70)	(1.59)D
Net asset value, end of period	$16.11	$19.30	$20.36	$19.02	$16.45	$15.42
Total ReturnE,F,G	(12.10)%	(.11)%	10.29%	16.83%	11.62%	(3.86)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.01%	1.02%	1.04%	1.05%	1.05%
Expenses net of fee waivers, if any	1.00%J	1.01%	1.02%	1.04%	1.05%	1.05%
Expenses net of all reductions	1.00%J	1.01%	1.02%	1.03%	1.05%	1.04%
Net investment income (loss)	.96%J	1.06%	.80%	.74%	.90%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$111,525	$125,168	$115,447	$92,868	$78,147	$66,006
Portfolio turnover rateK	44%J	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.05 per share is comprised of distributions from net investment income of $.219 and distributions from net realized gain of $.835 per share.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.047 per share.

 D Total distributions of $.159 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $1.427 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.17	$20.22	$18.91	$16.34	$15.32	$17.56
Income from Investment Operations
Net investment income (loss)A	.07	.15	.10	.08	.10	.10
Net realized and unrealized gain (loss)	(2.22)	(.36)	1.75	2.61	1.58	(.78)
Total from investment operations	(2.15)	(.21)	1.85	2.69	1.68	(.68)
Distributions from net investment income	(.18)	(.13)	(.09)	(.07)	(.13)	(.13)
Distributions from net realized gain	(.84)	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(1.01)B	(.84)C	(.54)	(.12)	(.66)	(1.56)
Net asset value, end of period	$16.01	$19.17	$20.22	$18.91	$16.34	$15.32
Total ReturnD,E,F	(12.20)%	(.35)%	9.94%	16.54%	11.31%	(4.21)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.26%I	1.27%	1.29%	1.31%	1.32%	1.33%
Expenses net of fee waivers, if any	1.26%I	1.27%	1.29%	1.31%	1.32%	1.33%
Expenses net of all reductions	1.26%I	1.27%	1.29%	1.31%	1.32%	1.32%
Net investment income (loss)	.70%I	.80%	.53%	.46%	.63%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$31,351	$33,611	$31,371	$24,207	$19,582	$18,991
Portfolio turnover rateJ	44%I	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.01 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.835 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.715 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$18.92	$19.95	$18.65	$16.14	$15.14	$17.37
Income from Investment Operations
Net investment income (loss)A	.02	.06	.01	–B	.02	.02
Net realized and unrealized gain (loss)	(2.21)	(.35)	1.74	2.56	1.57	(.76)
Total from investment operations	(2.19)	(.29)	1.75	2.56	1.59	(.74)
Distributions from net investment income	(.06)	(.02)	–B	(.01)	(.06)	(.06)
Distributions from net realized gain	(.84)	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(.89)C	(.74)	(.45)	(.05)D	(.59)	(1.49)
Net asset value, end of period	$15.84	$18.92	$19.95	$18.65	$16.14	$15.14
Total ReturnE,F,G	(12.46)%	(.88)%	9.51%	15.94%	10.80%	(4.62)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.77%J	1.77%	1.77%	1.79%	1.80%	1.81%
Expenses net of fee waivers, if any	1.76%J	1.77%	1.77%	1.79%	1.80%	1.81%
Expenses net of all reductions	1.76%J	1.77%	1.77%	1.78%	1.80%	1.80%
Net investment income (loss)	.19%J	.30%	.05%	(.01)%	.15%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$35,798	$40,909	$50,588	$44,313	$38,916	$34,590
Portfolio turnover rateK	44%J	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.89 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.835 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.047 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.50	$20.56	$19.20	$16.60	$15.56	$17.79
Income from Investment Operations
Net investment income (loss)A	.12	.26	.22	.19	.19	.20
Net realized and unrealized gain (loss)	(2.24)	(.38)	1.78	2.63	1.60	(.78)
Total from investment operations	(2.12)	(.12)	2.00	2.82	1.79	(.58)
Distributions from net investment income	(.27)	(.23)	(.19)	(.17)	(.22)	(.23)
Distributions from net realized gain	(.84)	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(1.11)	(.94)B	(.64)	(.22)	(.75)	(1.65)C
Net asset value, end of period	$16.27	$19.50	$20.56	$19.20	$16.60	$15.56
Total ReturnD,E	(11.95)%	.21%	10.62%	17.20%	11.92%	(3.54)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.70%H	.71%	.71%	.73%	.74%	.75%
Expenses net of fee waivers, if any	.69%H	.71%	.71%	.73%	.74%	.75%
Expenses net of all reductions	.69%H	.71%	.71%	.73%	.74%	.74%
Net investment income (loss)	1.26%H	1.36%	1.11%	1.05%	1.21%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,015,868	$2,278,919	$2,377,705	$1,832,601	$1,454,033	$1,350,006
Portfolio turnover rateI	44%H	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.94 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.715 per share.

 C Total distributions of $1.65 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $1.427 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.45	$20.50	$19.15	$16.55	$15.51	$17.74
Income from Investment Operations
Net investment income (loss)A	.12	.25	.21	.18	.19	.19
Net realized and unrealized gain (loss)	(2.24)	(.37)	1.78	2.63	1.60	(.76)
Total from investment operations	(2.12)	(.12)	1.99	2.81	1.79	(.57)
Distributions from net investment income	(.26)	(.21)	(.19)	(.16)	(.21)	(.23)
Distributions from net realized gain	(.84)	(.72)	(.45)	(.05)	(.53)	(1.43)
Total distributions	(1.10)	(.93)	(.64)	(.21)	(.75)B	(1.66)
Net asset value, end of period	$16.23	$19.45	$20.50	$19.15	$16.55	$15.51
Total ReturnC,D	(11.98)%	.15%	10.58%	17.16%	11.93%	(3.52)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.75%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.73%G	.74%	.75%	.76%	.75%	.76%
Expenses net of all reductions	.73%G	.74%	.75%	.75%	.75%	.75%
Net investment income (loss)	1.23%G	1.33%	1.07%	1.02%	1.20%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$26,447	$39,115	$54,135	$38,765	$40,747	$38,697
Portfolio turnover rateH	44%G	47%	24%	23%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.533 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$19.43	$20.45
Income from Investment Operations
Net investment income (loss)B	.13	.27
Net realized and unrealized gain (loss)	(2.24)	(.32)
Total from investment operations	(2.11)	(.05)
Distributions from net investment income	(.30)	(.25)
Distributions from net realized gain	(.84)	(.72)
Total distributions	(1.13)C	(.97)
Net asset value, end of period	$16.19	$19.43
Total ReturnD,E	(11.95)%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.62%H
Expenses net of fee waivers, if any	.61%H	.62%H
Expenses net of all reductions	.61%H	.62%H
Net investment income (loss)	1.35%H	1.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,243	$23,286
Portfolio turnover rateI	44%H	47%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.13 per share is comprised of distributions from net investment income of $.296 and distributions from net realized gain of $.835 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .005% to .05%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z shares on October 2, 2018. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.05%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity International Credit Central Fund	FMR	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps Forward Foreign Currency Contracts	.01%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2020, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Asset Manager 50%	$229,680
Fidelity Asset Manager 70%	46,543

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$4,951,661,389	$193,478,186	$(148,597,892)	$44,880,294
Fidelity Asset Manager 30%	1,754,172,230	66,148,980	(79,888,961)	(13,739,981)
Fidelity Asset Manager 40%	1,765,229,987	89,412,632	(86,239,523)	3,173,109
Fidelity Asset Manager 50%	8,195,572,682	692,313,496	(381,378,563)	310,934,933
Fidelity Asset Manager 60%	2,816,809,504	185,186,885	(212,683,676)	(27,496,791)
Fidelity Asset Manager 70%	4,468,868,293	486,794,774	(261,236,091)	225,558,683
Fidelity Asset Manager 85%	2,230,064,780	225,225,469	(185,344,977)	39,880,492

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to September 30, 2019. Loss deferrals were as follows:

Capital losses
Fidelity Asset Manager 20%	$(11,912,047)
Fidelity Asset Manager 30%	(3,035,485)
Fidelity Asset Manager 40%	(2,825,899)
Fidelity Asset Manager 50%	(12,748,458)
Fidelity Asset Manager 60%	(2,644,409)
Fidelity Asset Manager 70%	(9,753,127)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	842,576,587	670,208,158
Fidelity Asset Manager 30%	360,009,599	269,600,795
Fidelity Asset Manager 40%	334,733,075	250,252,876
Fidelity Asset Manager 50%	1,184,657,099	1,272,852,196
Fidelity Asset Manager 60%	522,868,080	451,018,892
Fidelity Asset Manager 70%	787,172,829	767,044,982
Fidelity Asset Manager 85%	557,824,788	610,272,028

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.23%	.48%
Fidelity Asset Manager 60%	.30%	.23%	.53%
Fidelity Asset Manager 70%	.30%	.23%	.53%
Fidelity Asset Manager 85%	.30%	.23%	.53%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$56,656	$1,974
Class M	.25%	.25%	65,760	292
Class C	.75%	.25%	107,660	13,691
			$230,076	$15,957
Fidelity Asset Manager 30%
Class A	-%	.25%	$50,252	$3,591
Class M	.25%	.25%	41,322	4
Class C	.75%	.25%	125,509	22,226
			$217,083	$25,821
Fidelity Asset Manager 40%
Class A	-%	.25%	$53,926	$1,953
Class M	.25%	.25%	27,484	83
Class C	.75%	.25%	122,292	14,232
			$203,702	$16,268
Fidelity Asset Manager 50%
Class A	-%	.25%	$123,064	$2,818
Class M	.25%	.25%	110,290	240
Class C	.75%	.25%	234,345	37,518
			$467,699	$40,576
Fidelity Asset Manager 60%
Class A	-%	.25%	$160,066	$1,952
Class M	.25%	.25%	127,490	60
Class C	.75%	.25%	331,787	29,051
			$619,343	$31,063
Fidelity Asset Manager 70%
Class A	-%	.25%	$212,161	$2,165
Class M	.25%	.25%	161,982	1,436
Class C	.75%	.25%	210,484	26,854
			$584,627	$30,455
Fidelity Asset Manager 85%
Class A	-%	.25%	$162,579	$1,527
Class M	.25%	.25%	91,124	–
Class C	.75%	.25%	208,772	34,451
			$462,475	$35,978

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$7,504
Class M	3,137
Class C(a)	820
$11,461
Fidelity Asset Manager 30%
Class A	$13,655
Class M	1,146
Class C(a)	2,252
$17,053
Fidelity Asset Manager 40%
Class A	$9,027
Class M	1,874
Class C(a)	480
$11,381
Fidelity Asset Manager 50%
Class A	$22,683
Class M	6,123
Class C(a)	2,304
$31,110
Fidelity Asset Manager 60%
Class A	$26,016
Class M	4,602
Class C(a)	2,326
$32,944
Fidelity Asset Manager 70%
Class A	$41,153
Class M	6,936
Class C(a)	1,980
$50,069
Fidelity Asset Manager 85%
Class A	$71,654
Class M	5,390
Class C(a)	3,404
$80,448

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044% for Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$33,323.15
Class M	19,714.15
Class C	16,748.16
Asset Manager 20%	1,987,206.08
Class I	21,839.15
Class Z	3,534.05
	$2,082,364
Fidelity Asset Manager 30%
Class A	$25,241.13
Class M	11,275.14
Class C	18,392.15
Asset Manager 30%	654,893.07
Class I	13,640.15
Class Z	1,893.05
	$725,334
Fidelity Asset Manager 40%
Class A	$28,829.13
Class M	7,715.14
Class C	18,099.15
Asset Manager 40%	663,610.07
Class I	15,455.12
Class Z	1,604.05
	$735,312
Fidelity Asset Manager 50%
Class A	$86,118.18
Class M	36,401.17
Class C	42,510.18
Asset Manager 50%	5,355,059.12
Class I	45,005.15
Class Z	4,718.04
	$5,569,811
Fidelity Asset Manager 60%
Class A	$114,993.18
Class M	47,103.18
Class C	73,440.22
Asset Manager 60%	1,577,038.11
Class I	46,131.17
Class Z	4,126.04
	$1,862,831
Fidelity Asset Manager 70%
Class A	$148,244.18
Class M	54,996.17
Class C	38,024.18
Asset Manager 70%	2,914,926.12
Class I	52,107.15
Class Z	5,356.04
	$3,213,653
Fidelity Asset Manager 85%
Class A	$116,465.18
Class M	33,989.19
Class C	40,220.19
Asset Manager 85%	1,487,814.13
Class I	27,369.16
Class Z	5,417.04
	$1,711,274

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.03
Fidelity Asset Manager 85%	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$1,677
Fidelity Asset Manager 30%	143
Fidelity Asset Manager 40%	146
Fidelity Asset Manager 50%	1,086
Fidelity Asset Manager 60%	759
Fidelity Asset Manager 70%	1,839
Fidelity Asset Manager 85%	1,367

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 20%	Borrower	$46,929,000	1.77%	$2,313
Fidelity Asset Manager 30%	Borrower	$17,028,000	1.77%	$839
Fidelity Asset Manager 40%	Borrower	$9,567,000	1.77%	$472
Fidelity Asset Manager 50%	Borrower	$55,146,000	1.77%	$2,718
Fidelity Asset Manager 60%	Borrower	$14,267,000	1.77%	$703
Fidelity Asset Manager 70%	Borrower	$25,347,000	1.77%	$1,249

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated portions of investments of the Funds. This involved taxable redemptions of Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund for investments and non-taxable exchanges of those investments for shares of Fidelity Communication Services Central Fund. Fidelity Communication Services Central Fund, Fidelity Consumer Discretionary Central Fund and Fidelity Information Technology Central Fund are affiliated investment companies managed by FMR. Details of the transactions are presented in the accompanying table:

Fund	Value of Investments Delivered – Consumer Discretionary Central Fund	Value of Investments Delivered – Information Technology Central Fund	Net Realized Gain (Loss) - Consumer Discretionary Central Fund	Net Realized Gain (Loss) - Information Technology Central Fund	Shares of Fidelity Communication Services Central Fund
Fidelity Asset Manager 20%	$8,287,816	$22,064,168	$143,269	$(1,834,288)	165,244
Fidelity Asset Manager 30%	4,191,630	11,133,993	40,707	(1,174,655)	83,437
Fidelity Asset Manager 40%	6,157,563	16,324,048	61,120	(1,575,905)	122,396
Fidelity Asset Manager 50%	42,393,850	112,638,454	2,128,212	(7,094,704)	844,035
Fidelity Asset Manager 60%	16,483,005	43,767,522	346,948	(3,599,296)	328,019
Fidelity Asset Manager 70%	34,458,735	91,443,178	4,889,713	(3,189,830)	685,442
Fidelity Asset Manager 85%	20,203,488	53,640,310	379,073	(4,871,123)	402,024

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Asset Manager 20%	$9,596
Fidelity Asset Manager 30%	3,361
Fidelity Asset Manager 40%	3,432
Fidelity Asset Manager 50%	17,387
Fidelity Asset Manager 60%	5,783
Fidelity Asset Manager 70%	9,904
Fidelity Asset Manager 85%	4,827

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS. Affiliated security lending activity was as follows:

Total Security Lending Income Fees Paid to NFS
Fidelity Asset Manager 20%	$835
Fidelity Asset Manager 30%	$178
Fidelity Asset Manager 40%	$232
Fidelity Asset Manager 50%	$2,086
Fidelity Asset Manager 60%	$2,145
Fidelity Asset Manager 70%	$2,291
Fidelity Asset Manager 85%	$2,225

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Fidelity Asset Manager 20%	$20	$–
Fidelity Asset Manager 20% - Class C	–	17
Fidelity Asset Manager 30%	118	–
Fidelity Asset Manager 30% - Class C	–	35
Fidelity Asset Manager 40%	16	–
Fidelity Asset Manager 40% - Class C	–	15
Fidelity Asset Manager 50%	72	–
Fidelity Asset Manager 50% - Class C	–	51
Fidelity Asset Manager 50% - Asset Manager 50%	–	5,269
Fidelity Asset Manager 50% - Class I	–	4
Fidelity Asset Manager 60%	75	–
Fidelity Asset Manager 60% - Class C	–	205
Fidelity Asset Manager 60% - Class I	–	1
Fidelity Asset Manager 70%	48	–
Fidelity Asset Manager 70% - Class C	–	101
Fidelity Asset Manager 70% - Class I	–	19
Fidelity Asset Manager 85% - Class I	–	17

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$5,251
Fidelity Asset Manager 30%	1,872
Fidelity Asset Manager 40%	1,916
Fidelity Asset Manager 50%	19,313
Fidelity Asset Manager 60%	6,443
Fidelity Asset Manager 70%	11,093
Fidelity Asset Manager 85%	5,387

In addition, during the period the investment advisor reimbursed and/or waived a portion of class-level operating expenses for Fidelity Asset Manager 60% as follows:

Class A	$6,913
Class M	6,280
Class C	18,191
Asset Manager 60%	129,169
Class I	6,013

In addition, during the period the investment adviser or an affiliate reimbursed certain Funds for an operational error which is included in the accompanying Statements of Operations as follows:

Amount
Fidelity Asset Manager 20%	$54,700
Fidelity Asset Manager 30%	15,684
Fidelity Asset Manager 40%	12,780
Fidelity Asset Manager 50%	57,881
Fidelity Asset Manager 60%	19,881
Fidelity Asset Manager 70%	59,917
Fidelity Asset Manager 85%	64,514

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2020	Year ended September 30, 2019(a)
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$781,716	$1,570,089
Class M	426,799	853,990
Class C	288,863	750,350
Asset Manager 20%	96,397,289	197,910,628
Class I	535,448	2,102,579
Class Z	272,879	96,225
Total	$98,702,994	$203,283,861
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$809,953	$1,064,432
Class M	302,065	465,273
Class C	420,514	649,283
Asset Manager 30%	38,192,603	57,158,889
Class I	403,521	838,803
Class Z	154,219	25,428
Total	$40,282,875	$60,202,108
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$1,128,393	$1,545,456
Class M	272,529	435,794
Class C	545,036	842,658
Asset Manager 40%	49,798,279	68,760,660
Class I	723,247	1,275,964
Class Z	203,956	35,855
Total	$52,671,440	$72,896,387
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$3,223,903	$3,996,439
Class M	1,388,942	1,784,787
Class C	1,374,102	1,996,139
Asset Manager 50%	316,286,379	438,008,262
Class I	1,988,231	3,132,584
Class Z	754,592	68,671
Total	$325,016,149	$448,986,882
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$4,887,126	$4,620,358
Class M	1,798,452	1,832,629
Class C	2,040,018	2,563,749
Asset Manager 60%	118,388,823	103,779,288
Class I	2,275,067	2,198,007
Class Z	822,762	64,358
Total	$130,212,248	$115,058,389
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$8,330,466	$7,809,044
Class M	3,020,563	2,855,665
Class C	1,699,457	2,669,934
Asset Manager 70%	260,996,019	265,505,010
Class I	3,504,873	3,847,572
Class Z	1,294,247	116,778
Total	$278,845,625	$282,804,003
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$6,897,565	$5,200,546
Class M	1,918,803	1,347,043
Class C	1,881,183	1,821,178
Asset Manager 85%	130,727,910	108,378,709
Class I	1,813,683	1,684,051
Class Z	1,476,890	55,180
Total	$144,716,034	$118,486,707

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2020	Year ended September 30, 2019(a)	Six months ended March 31, 2020	Year ended September 30, 2019(a)
Fidelity Asset Manager 20%
Class A
Shares sold	467,116	1,076,995	$6,253,917	$14,164,488
Reinvestment of distributions	55,657	119,700	757,205	1,541,758
Shares redeemed	(654,676)	(772,609)	(8,699,887)	(10,227,558)
Net increase (decrease)	(131,903)	424,086	$(1,688,765)	$5,478,688
Class M
Shares sold	231,887	525,062	$3,144,743	$6,854,314
Reinvestment of distributions	31,441	66,514	426,798	853,929
Shares redeemed	(374,371)	(341,369)	(4,923,436)	(4,504,638)
Net increase (decrease)	(111,043)	250,207	$(1,351,895)	$3,203,605
Class C
Shares sold	303,525	402,887	$4,020,448	$5,242,455
Reinvestment of distributions	21,024	58,472	284,302	743,631
Shares redeemed	(233,801)	(806,464)	(3,111,140)	(10,531,960)
Net increase (decrease)	90,748	(345,105)	$1,193,610	$(4,545,874)
Asset Manager 20%
Shares sold	58,853,223	66,149,537	$797,608,563	$871,652,401
Reinvestment of distributions	6,875,228	14,872,126	93,633,421	191,983,773
Shares redeemed	(56,437,916)	(71,506,369)	(751,247,860)	(941,269,313)
Net increase (decrease)	9,290,535	9,515,294	$139,994,124	$122,366,861
Class I
Shares sold	1,149,563	2,345,273	$15,225,908	$30,866,592
Reinvestment of distributions	36,617	155,469	498,710	2,005,770
Shares redeemed	(373,299)	(4,242,395)	(4,954,763)	(56,989,755)
Net increase (decrease)	812,881	(1,741,653)	$10,769,855	$(24,117,393)
Class Z
Shares sold	307,374	1,171,455	$3,995,079	$15,700,808
Reinvestment of distributions	18,359	6,689	249,993	87,392
Shares redeemed	(346,437)	(98,205)	(4,648,214)	(1,316,332)
Net increase (decrease)	(20,704)	1,079,939	$(403,142)	$14,471,868
Fidelity Asset Manager 30%
Class A
Shares sold	843,336	1,220,772	$9,511,413	$13,341,328
Reinvestment of distributions	69,697	98,431	793,039	1,045,047
Shares redeemed	(382,136)	(605,637)	(4,202,198)	(6,632,447)
Net increase (decrease)	530,897	713,566	$6,102,254	$7,753,928
Class M
Shares sold	353,328	543,815	$3,976,380	$5,910,874
Reinvestment of distributions	26,562	43,923	301,887	464,829
Shares redeemed	(270,075)	(439,927)	(3,017,511)	(4,775,700)
Net increase (decrease)	109,815	147,811	$1,260,756	$1,600,003
Class C
Shares sold	375,182	592,679	$4,157,115	$6,424,554
Reinvestment of distributions	37,190	61,860	420,506	647,237
Shares redeemed	(286,409)	(734,303)	(3,187,344)	(7,898,531)
Net increase (decrease)	125,963	(79,764)	$1,390,277	$(826,740)
Asset Manager 30%
Shares sold	31,986,654	40,462,622	$361,815,396	$441,835,826
Reinvestment of distributions	3,289,147	5,259,826	37,387,777	55,858,340
Shares redeemed	(27,209,091)	(30,790,576)	(294,416,940)	(334,859,982)
Net increase (decrease)	8,066,710	14,931,872	$104,786,233	$162,834,184
Class I
Shares sold	369,368	739,663	$4,137,109	$7,965,553
Reinvestment of distributions	32,781	73,108	372,610	773,701
Shares redeemed	(758,828)	(1,257,954)	(8,231,431)	(13,589,898)
Net increase (decrease)	(356,679)	(445,183)	$(3,721,712)	$(4,850,644)
Class Z
Shares sold	613,971	700,893	$6,722,589	$7,806,101
Reinvestment of distributions	12,577	2,177	142,934	23,697
Shares redeemed	(395,157)	(48,782)	(4,307,166)	(537,544)
Net increase (decrease)	231,391	654,288	$2,558,357	$7,292,254
Fidelity Asset Manager 40%
Class A
Shares sold	501,483	880,005	$5,952,687	$10,047,509
Reinvestment of distributions	94,209	140,646	1,127,503	1,544,493
Shares redeemed	(607,253)	(632,691)	(6,878,174)	(7,230,104)
Net increase (decrease)	(11,561)	387,960	$202,016	$4,361,898
Class M
Shares sold	85,834	150,421	$1,022,365	$1,707,007
Reinvestment of distributions	22,519	39,754	269,341	434,340
Shares redeemed	(149,683)	(304,960)	(1,714,682)	(3,473,210)
Net increase (decrease)	(41,330)	(114,785)	$(422,976)	$(1,331,863)
Class C
Shares sold	329,337	750,123	$3,920,680	$8,467,907
Reinvestment of distributions	45,591	77,656	544,320	840,965
Shares redeemed	(491,735)	(888,099)	(5,735,345)	(10,095,911)
Net increase (decrease)	(116,807)	(60,320)	$(1,270,345)	$(787,039)
Asset Manager 40%
Shares sold	28,579,468	35,364,642	$332,601,198	$403,093,364
Reinvestment of distributions	4,075,004	6,109,794	48,717,017	67,189,214
Shares redeemed	(22,821,389)	(30,082,193)	(261,450,318)	(343,351,558)
Net increase (decrease)	9,833,083	11,392,243	$119,867,897	$126,931,020
Class I
Shares sold	455,539	1,403,118	$5,325,918	$16,068,114
Reinvestment of distributions	43,788	107,467	523,481	1,176,252
Shares redeemed	(511,296)	(1,852,592)	(5,807,806)	(21,121,738)
Net increase (decrease)	(11,969)	(342,007)	$41,593	$(3,877,372)
Class Z
Shares sold	428,803	645,200	$5,130,909	$7,464,738
Reinvestment of distributions	15,681	2,221	187,498	24,784
Shares redeemed	(382,476)	(103,336)	(4,538,436)	(1,186,123)
Net increase (decrease)	62,008	544,085	$779,971	$6,303,399
Fidelity Asset Manager 50%
Class A
Shares sold	686,151	1,443,505	$12,429,609	$25,457,008
Reinvestment of distributions	169,326	231,706	3,132,347	3,872,049
Shares redeemed	(707,873)	(1,073,579)	(12,489,718)	(18,901,055)
Net increase (decrease)	147,604	601,632	$3,072,238	$10,428,002
Class M
Shares sold	334,005	667,143	$6,033,356	$11,752,837
Reinvestment of distributions	74,900	107,157	1,385,119	1,783,386
Shares redeemed	(414,111)	(651,653)	(7,453,094)	(11,566,385)
Net increase (decrease)	(5,206)	122,647	$(34,619)	$1,969,838
Class C
Shares sold	412,430	1,305,395	$7,443,229	$22,806,142
Reinvestment of distributions	72,389	117,916	1,331,226	1,935,521
Shares redeemed	(559,197)	(1,636,010)	(9,986,957)	(28,595,591)
Net increase (decrease)	(74,378)	(212,699)	$(1,212,502)	$(3,853,928)
Asset Manager 50%
Shares sold	38,373,614	54,785,784	$709,150,455	$966,130,506
Reinvestment of distributions	16,528,018	25,288,314	306,789,271	425,023,390
Shares redeemed	(49,407,764)	(76,778,644)	(875,784,359)	(1,359,748,171)
Net increase (decrease)	5,493,868	3,295,454	$140,155,367	$31,405,725
Class I
Shares sold	420,294	1,454,781	$7,671,742	$25,370,030
Reinvestment of distributions	102,172	167,220	1,893,093	2,808,958
Shares redeemed	(1,125,406)	(2,296,004)	(19,694,450)	(40,444,579)
Net increase (decrease)	(602,940)	(674,003)	$(10,129,615)	$(12,265,591)
Class Z
Shares sold	311,372	1,281,072	$5,622,853	$22,995,157
Reinvestment of distributions	39,596	2,953	733,260	49,780
Shares redeemed	(276,100)	(135,503)	(4,845,461)	(2,422,709)
Net increase (decrease)	74,868	1,148,522	$1,510,652	$20,622,228
Fidelity Asset Manager 60%
Class A
Shares sold	888,707	1,961,876	$11,279,976	$23,979,037
Reinvestment of distributions	373,649	411,701	4,838,750	4,590,464
Shares redeemed	(1,429,495)	(2,380,876)	(17,878,640)	(29,058,912)
Net increase (decrease)	(167,139)	(7,299)	$(1,759,914)	$(489,411)
Class M
Shares sold	388,144	500,974	$4,779,905	$6,117,219
Reinvestment of distributions	139,189	164,098	1,794,101	1,821,484
Shares redeemed	(592,945)	(1,008,020)	(7,480,426)	(12,281,935)
Net increase (decrease)	(65,612)	(342,948)	$(906,420)	$(4,343,232)
Class C
Shares sold	339,486	941,240	$4,205,123	$11,217,922
Reinvestment of distributions	158,223	231,593	2,018,918	2,542,893
Shares redeemed	(846,315)	(2,562,163)	(10,412,323)	(30,607,485)
Net increase (decrease)	(348,606)	(1,389,330)	$(4,188,282)	$(16,846,670)
Asset Manager 60%
Shares sold	29,417,893	40,571,133	$381,656,755	$494,494,742
Reinvestment of distributions	8,944,044	9,083,022	116,272,570	101,548,182
Shares redeemed	(27,345,136)	(42,208,495)	(331,818,714)	(517,322,203)
Net increase (decrease)	11,016,801	7,445,660	$166,110,611	$78,720,721
Class I
Shares sold	523,677	1,213,753	$6,761,349	$14,876,598
Reinvestment of distributions	168,860	190,817	2,196,874	2,135,246
Shares redeemed	(964,455)	(1,961,572)	(11,957,272)	(23,947,526)
Net increase (decrease)	(271,918)	(557,002)	$(2,999,049)	$(6,935,682)
Class Z
Shares sold	135,682	1,643,355	$1,738,208	$20,494,674
Reinvestment of distributions	62,040	5,016	805,905	56,082
Shares redeemed	(324,861)	(149,349)	(3,929,780)	(1,869,426)
Net increase (decrease)	(127,139)	1,499,022	$(1,385,667)	$18,681,330
Fidelity Asset Manager 70%
Class A
Shares sold	593,372	1,662,490	$12,909,940	$35,520,153
Reinvestment of distributions	355,332	388,496	8,048,258	7,517,406
Shares redeemed	(922,156)	(1,251,913)	(20,054,716)	(26,764,008)
Net increase (decrease)	26,548	799,073	$903,482	$16,273,551
Class M
Shares sold	232,834	455,301	$5,222,575	$9,738,075
Reinvestment of distributions	132,379	146,493	3,001,040	2,837,567
Shares redeemed	(232,731)	(410,098)	(5,193,216)	(8,759,862)
Net increase (decrease)	132,482	191,696	$3,030,399	$3,815,780
Class C
Shares sold	124,285	376,088	$2,723,702	$7,978,727
Reinvestment of distributions	73,995	136,642	1,673,759	2,637,190
Shares redeemed	(302,893)	(1,330,309)	(6,411,501)	(28,228,288)
Net increase (decrease)	(104,613)	(817,579)	$(2,014,040)	$(17,612,371)
Asset Manager 70%
Shares sold	16,366,045	22,236,481	$367,598,542	$476,736,763
Reinvestment of distributions	11,312,502	13,471,969	256,341,296	260,682,604
Shares redeemed	(19,958,079)	(34,001,960)	(427,825,528)	(732,088,853)
Net increase (decrease)	7,720,468	1,706,490	$196,114,310	$5,330,514
Class I
Shares sold	354,375	570,797	$7,389,261	$12,336,527
Reinvestment of distributions	149,933	193,412	3,400,479	3,744,456
Shares redeemed	(470,621)	(890,092)	(10,220,389)	(19,414,041)
Net increase (decrease)	33,687	(125,883)	$569,351	$(3,333,058)
Class Z
Shares sold	152,879	1,173,781	$3,186,882	$25,619,376
Reinvestment of distributions	56,034	4,742	1,268,608	91,659
Shares redeemed	(170,867)	(60,826)	(3,613,930)	(1,327,749)
Net increase (decrease)	38,046	1,117,697	$841,560	$24,383,286
Fidelity Asset Manager 85%
Class A
Shares sold	726,619	1,539,093	$13,446,127	$28,651,994
Reinvestment of distributions	345,662	312,814	6,864,842	5,177,085
Shares redeemed	(635,946)	(1,036,785)	(12,208,457)	(19,361,909)
Net increase (decrease)	436,335	815,122	$8,102,512	$14,467,170
Class M
Shares sold	286,444	408,976	$5,602,396	$7,515,511
Reinvestment of distributions	96,860	81,489	1,912,018	1,342,127
Shares redeemed	(178,382)	(288,263)	(3,367,877)	(5,324,572)
Net increase (decrease)	204,922	202,202	$4,146,537	$3,533,066
Class C
Shares sold	337,437	399,353	$6,293,026	$7,283,539
Reinvestment of distributions	95,347	110,678	1,864,988	1,805,155
Shares redeemed	(335,942)	(883,911)	(6,209,079)	(16,190,058)
Net increase (decrease)	96,842	(373,880)	$1,948,935	$(7,101,364)
Asset Manager 85%
Shares sold	12,913,134	16,410,898	$254,327,740	$305,856,561
Reinvestment of distributions	6,423,778	6,405,540	128,732,513	106,844,397
Shares redeemed	(12,295,889)	(21,581,610)	(229,470,868)	(405,780,272)
Net increase (decrease)	7,041,023	1,234,828	$153,589,385	$6,920,686
Class I
Shares sold	233,987	639,230	$4,419,108	$11,730,512
Reinvestment of distributions	88,373	98,286	1,766,573	1,635,471
Shares redeemed	(704,134)	(1,367,138)	(13,307,897)	(25,901,193)
Net increase (decrease)	(381,774)	(629,622)	$(7,122,216)	$(12,535,210)
Class Z
Shares sold	449,540	1,244,769	$8,492,991	$23,601,000
Reinvestment of distributions	72,240	1,771	1,440,458	29,410
Shares redeemed	(408,601)	(47,887)	(7,445,170)	(900,899)
Net increase (decrease)	113,179	1,198,653	$2,488,279	$22,729,511

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	32%
Fidelity Asset Manager 70%	25%
Fidelity Asset Manager 85%	28%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period-B October 1, 2019 to March 31, 2020
Fidelity Asset Manager 20%
Class A	.83%
Actual		$1,000.00	$966.70	$4.08
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class M	1.08%
Actual		$1,000.00	$965.50	$5.31
Hypothetical-C		$1,000.00	$1,019.60	$5.45
Class C	1.58%
Actual		$1,000.00	$962.20	$7.75
Hypothetical-C		$1,000.00	$1,017.10	$7.97
Asset Manager 20%	.51%
Actual		$1,000.00	$967.60	$2.51
Hypothetical-C		$1,000.00	$1,022.45	$2.58
Class I	.58%
Actual		$1,000.00	$967.90	$2.85
Hypothetical-C		$1,000.00	$1,022.10	$2.93
Class Z	.48%
Actual		$1,000.00	$967.70	$2.36
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Fidelity Asset Manager 30%
Class A	.82%
Actual		$1,000.00	$953.00	$4.00
Hypothetical-C		$1,000.00	$1,020.90	$4.14
Class M	1.08%
Actual		$1,000.00	$952.60	$5.27
Hypothetical-C		$1,000.00	$1,019.60	$5.45
Class C	1.59%
Actual		$1,000.00	$950.20	$7.75
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Asset Manager 30%	.52%
Actual		$1,000.00	$954.50	$2.54
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.59%
Actual		$1,000.00	$954.20	$2.88
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class Z	.50%
Actual		$1,000.00	$954.60	$2.44
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Fidelity Asset Manager 40%
Class A	.83%
Actual		$1,000.00	$940.30	$4.03
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class M	1.09%
Actual		$1,000.00	$938.80	$5.28
Hypothetical-C		$1,000.00	$1,019.55	$5.50
Class C	1.59%
Actual		$1,000.00	$937.10	$7.70
Hypothetical-C		$1,000.00	$1,017.05	$8.02
Asset Manager 40%	.52%
Actual		$1,000.00	$941.80	$2.52
Hypothetical-C		$1,000.00	$1,022.40	$2.63
Class I	.56%
Actual		$1,000.00	$941.60	$2.72
Hypothetical-C		$1,000.00	$1,022.20	$2.83
Class Z	.50%
Actual		$1,000.00	$942.00	$2.43
Hypothetical-C		$1,000.00	$1,022.50	$2.53
Fidelity Asset Manager 50%
Class A	.93%
Actual		$1,000.00	$926.90	$4.48
Hypothetical-C		$1,000.00	$1,020.35	$4.70
Class M	1.17%
Actual		$1,000.00	$925.70	$5.63
Hypothetical-C		$1,000.00	$1,019.15	$5.91
Class C	1.69%
Actual		$1,000.00	$923.70	$8.13
Hypothetical-C		$1,000.00	$1,016.55	$8.52
Asset Manager 50%	.62%
Actual		$1,000.00	$928.10	$2.99
Hypothetical-C		$1,000.00	$1,021.90	$3.13
Class I	.66%
Actual		$1,000.00	$928.30	$3.18
Hypothetical-C		$1,000.00	$1,021.70	$3.34
Class Z	.55%
Actual		$1,000.00	$928.30	$2.65
Hypothetical-C		$1,000.00	$1,022.25	$2.78
Fidelity Asset Manager 60%
Class A	1.00%
Actual		$1,000.00	$912.30	$4.78
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.24%
Actual		$1,000.00	$911.00	$5.92
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class C	1.75%
Actual		$1,000.00	$908.70	$8.35
Hypothetical-C		$1,000.00	$1,016.25	$8.82
Asset Manager 60%	.68%
Actual		$1,000.00	$913.20	$3.25
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Class I	.72%
Actual		$1,000.00	$912.90	$3.44
Hypothetical-C		$1,000.00	$1,021.40	$3.64
Class Z	.62%
Actual		$1,000.00	$913.20	$2.97
Hypothetical-C		$1,000.00	$1,021.90	$3.13
Fidelity Asset Manager 70%
Class A	.99%
Actual		$1,000.00	$897.50	$4.70
Hypothetical-C		$1,000.00	$1,020.05	$5.00
Class M	1.23%
Actual		$1,000.00	$896.70	$5.83
Hypothetical-C		$1,000.00	$1,018.85	$6.21
Class C	1.74%
Actual		$1,000.00	$894.40	$8.24
Hypothetical-C		$1,000.00	$1,016.30	$8.77
Asset Manager 70%	.68%
Actual		$1,000.00	$898.90	$3.23
Hypothetical-C		$1,000.00	$1,021.60	$3.44
Class I	.71%
Actual		$1,000.00	$899.00	$3.37
Hypothetical-C		$1,000.00	$1,021.45	$3.59
Class Z	.60%
Actual		$1,000.00	$899.30	$2.85
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Fidelity Asset Manager 85%
Class A	1.00%
Actual		$1,000.00	$879.00	$4.70
Hypothetical-C		$1,000.00	$1,020.00	$5.05
Class M	1.26%
Actual		$1,000.00	$878.00	$5.92
Hypothetical-C		$1,000.00	$1,018.70	$6.36
Class C	1.76%
Actual		$1,000.00	$875.40	$8.25
Hypothetical-C		$1,000.00	$1,016.20	$8.87
Asset Manager 85%	.69%
Actual		$1,000.00	$880.50	$3.24
Hypothetical-C		$1,000.00	$1,021.55	$3.49
Class I	.73%
Actual		$1,000.00	$880.20	$3.43
Hypothetical-C		$1,000.00	$1,021.35	$3.69
Class Z	.61%
Actual		$1,000.00	$880.50	$2.87
Hypothetical-C		$1,000.00	$1,021.95	$3.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AR-SANN-0520
1.878280.112

Fidelity® Health Savings Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Holdings as of March 31, 2020

% of fund's net assets
Fidelity International Bond Index Fund	18.5
Fidelity Long-Term Treasury Bond Index Fund	10.8
Microsoft Corp.	1.1
JPMorgan BetaBuilders Japan ETF	1.0
Apple, Inc.	0.9
Amazon.com, Inc.	0.4
Alphabet, Inc. Class A	0.4
Roche Holding AG (participation certificate)	0.4
Facebook, Inc. Class A	0.3
Tencent Holdings Ltd.	0.3
34.1

Top Five Market Sectors as of March 31, 2020

% of fund's net assets
Financials	8.2
Information Technology	5.8
Health Care	4.4
Consumer Discretionary	3.6
Communication Services	3.3

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	24.1%
AAA,AA,A	4.5%
BBB	4.7%
BB and Below	6.9%
Not Rated	1.4%
Equities	57.1%
Short-Term Investments and Net Other Assets	1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stocks, Investment Companies and Equity Futures	27.8%
Bonds	70.1%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 19.7% of net assets.

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 27.4%
	Shares	Value
Fidelity Communication Services Central Fund (a)	196	$35,475
Fidelity Consumer Discretionary Central Fund (a)	140	38,854
Fidelity Consumer Staples Central Fund (a)	144	25,937
Fidelity Emerging Markets Equity Central Fund (a)(b)	480	84,950
Fidelity Energy Central Fund (a)	265	13,368
Fidelity Financials Central Fund (a)	922	67,701
Fidelity Health Care Central Fund (a)	141	61,991
Fidelity Industrials Central Fund (a)	168	37,229
Fidelity Information Technology Central Fund (a)	256	101,763
Fidelity International Equity Central Fund (a)	1,765	117,255
Fidelity Materials Central Fund (a)	61	9,057
Fidelity Real Estate Equity Central Fund (a)	109	10,271
Fidelity Utilities Central Fund (a)	84	13,458
TOTAL EQUITY CENTRAL FUNDS
(Cost $715,339)		617,309

Fixed-Income Central Funds - 42.3%
High Yield Fixed-Income Funds - 11.0%
Fidelity Emerging Markets Debt Central Fund (a)	28,242	226,222
Fidelity Floating Rate Central Fund (a)	118	10,335
Fidelity High Income Central Fund (a)	109	10,307

TOTAL HIGH YIELD FIXED-INCOME FUNDS		246,864

Investment Grade Fixed-Income Funds - 31.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	3,584	368,100
Fidelity Investment Grade Bond Central Fund (a)	3,026	338,062

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		706,162

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,000,444)		953,026

Investment Companies - 1.0%
JPMorgan BetaBuilders Japan ETF
(Cost $23,958)	1,108	22,681

Fixed-Income Funds - 29.3%
Fidelity International Bond Index Fund (c)	42,404	415,985
Fidelity Long-Term Treasury Bond Index Fund (c)	14,265	244,495
TOTAL FIXED-INCOME FUNDS
(Cost $654,689)		660,480
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,394,430)		2,253,496
NET OTHER ASSETS (LIABILITIES) - 0.0%		(977)
NET ASSETS - 100%		$2,252,519

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$18
Fidelity Consumer Staples Central Fund	30
Fidelity Emerging Markets Debt Central Fund	870
Fidelity Emerging Markets Equity Central Fund	35
Fidelity Energy Central Fund	30
Fidelity Financials Central Fund	129
Fidelity Floating Rate Central Fund	44
Fidelity Health Care Central Fund	38
Fidelity High Income Central Fund	53
Fidelity Industrials Central Fund	42
Fidelity Inflation-Protected Bond Index Central Fund	113
Fidelity Information Technology Central Fund	799
Fidelity International Equity Central Fund	116
Fidelity Investment Grade Bond Central Fund	620
Fidelity Real Estate Equity Central Fund	9
Fidelity Utilities Central Fund	31
Total	$2,977

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$--	$40,268	$51	$(8)	$(4,734)	$35,475	0.0%
Fidelity Consumer Discretionary Central Fund	--	46,459	1,272	(265)	(6,068)	38,854	0.0%
Fidelity Consumer Staples Central Fund	--	29,346	464	(71)	(2,874)	25,937	0.0%
Fidelity Emerging Markets Debt Central Fund	--	259,060	1,104	(3)	(31,731)	226,222	0.0%
Fidelity Emerging Markets Equity Central Fund	--	102,238	756	(183)	(16,349)	84,950	0.0%
Fidelity Energy Central Fund	--	18,275	260	(151)	(4,496)	13,368	0.0%
Fidelity Financials Central Fund	--	90,921	4,808	(1,756)	(16,656)	67,701	0.0%
Fidelity Floating Rate Central Fund	--	11,546	3	--	(1,208)	10,335	0.0%
Fidelity Health Care Central Fund	--	69,470	4,114	(336)	(3,029)	61,991	0.0%
Fidelity High Income Central Fund	--	11,693	3	(1)	(1,382)	10,307	0.0%
Fidelity Industrials Central Fund	--	46,600	2,338	(627)	(6,406)	37,229	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	--	383,259	10,279	(127)	(4,753)	368,100	0.0%
Fidelity Information Technology Central Fund	--	119,269	2,673	(475)	(14,358)	101,763	0.0%
Fidelity International Equity Central Fund	--	162,726	26,018	(1,693)	(17,760)	117,255	0.0%
Fidelity Investment Grade Bond Central Fund	--	371,514	23,516	(1,592)	(8,344)	338,062	0.0%
Fidelity Materials Central Fund	--	10,919	536	(127)	(1,199)	9,057	0.0%
Fidelity Real Estate Equity Central Fund	--	32,568	14,468	(5,585)	(2,244)	10,271	0.0%
Fidelity Utilities Central Fund	--	16,977	1,352	(310)	(1,857)	13,458	0.0%
Total	$--	$1,823,108	$94,015	$(13,310)	$(145,448)	$1,570,335

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Bond Index Fund	$--	$429,576	$2,951	$--	$(12)	$(10,628)	$415,985
Fidelity Long-Term Treasury Bond Index Fund	--	286,145	59,520	427	1,451	16,419	244,495
Total	$--	$715,721	$62,471	$427	$1,439	$5,791	$660,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $23,958)	$22,681
Fidelity Central Funds (cost $1,715,783)	1,570,335
Other affiliated issuers (cost $654,689)	660,480
Total Investment in Securities (cost $2,394,430)		$2,253,496
Cash		1,327
Receivable for investments sold		56,546
Receivable for fund shares sold		17,036
Dividends receivable		427
Total assets		2,328,832
Liabilities
Payable for investments purchased	$75,135
Payable for fund shares redeemed	498
Accrued management fee	680
Total liabilities		76,313
Net Assets		$2,252,519
Net Assets consist of:
Paid in capital		$2,402,528
Total accumulated earnings (loss)		(150,009)
Net Assets		$2,252,519
Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund:
Net Asset Value, offering price and redemption price per share ($1,051,708 ÷ 113,313 shares)		$9.28
Class K:
Net Asset Value, offering price and redemption price per share ($1,200,811 ÷ 129,368 shares)		$9.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 3, 2020 (commencement of operations) to March 31, 2020 (Unaudited)
Investment Income
Dividends (including $427 earned from other affiliated issuers)		$427
Income from Fidelity Central Funds		2,977
Total income		3,404
Expenses
Management fee	$680
Commitment fees	16
Total expenses		696
Net investment income (loss)		2,708
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88
Fidelity Central Funds	(13,310)
Other affiliated issuers	1,439
Total net realized gain (loss)		(11,783)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,277)
Fidelity Central Funds	(145,448)
Other affiliated issuers	5,791
Total change in net unrealized appreciation (depreciation)		(140,934)
Net gain (loss)		(152,717)
Net increase (decrease) in net assets resulting from operations		$(150,009)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 3, 2020 (commencement of operations) to March 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,708
Net realized gain (loss)	(11,783)
Change in net unrealized appreciation (depreciation)	(140,934)
Net increase (decrease) in net assets resulting from operations	(150,009)
Share transactions - net increase (decrease)	2,402,528
Total increase (decrease) in net assets	2,252,519
Net Assets
Beginning of period	–
End of period	$2,252,519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Savings Fund

Six months ended (Unaudited) March 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.73)
Total from investment operations	(.72)
Net asset value, end of period	$9.28
Total ReturnC	(7.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F
Expenses net of fee waivers, if any	.46%F
Expenses net of all reductions	.46%F
Net investment income (loss)	1.53%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,052
Portfolio turnover rateG	7%H

 A For the period March 3, 2020 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Health Savings Fund Class K

Six months ended (Unaudited) March 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.73)
Total from investment operations	(.72)
Net asset value, end of period	$9.28
Total ReturnC	(7.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.36%F
Expenses net of fee waivers, if any	.36%F
Expenses net of all reductions	.36%F
Net investment income (loss)	1.63%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,201
Portfolio turnover rateG	7%H

 A For the period March 3, 2020 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .005% to .05%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2020

1. Organization.

Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Equity Central Funds	FMR	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Restricted Securities	Less than .005% to .01%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.05%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Foreign Securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included, in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,444
Gross unrealized depreciation	(169,359)
Net unrealized appreciation (depreciation)	$(145,915)
Tax cost	$2,399,411

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	2,562,786	156,486

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Health Savings Fund	$16

During the period, there were no borrowings on this line of credit.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Dollars
	Six months ended March 31, 2020(a)	Six months ended March 31, 2020 (a)
Fidelity Health Savings Fund
Shares sold	113,367	$1,125,767
Shares redeemed	(54)	(498)
Net increase (decrease)	113,313	$1,125,269
Class K
Shares sold	129,368	$1,277,259
Net increase (decrease)	129,368	$1,277,259

 (a) For the period March 3, 2020 (commencement of operations) to March 31, 2020.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 89% of the total outstanding shares of the Fund. Subsequent to period end, the Fund completed significant subscription transactions with unaffiliated shareholders. As a result of these transactions, as of May 7, 2020, the investment adviser or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 3, 2020 to March 31, 2020). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2020	Expenses Paid During Period
Fidelity Health Savings Fund	.46%
Actual		$1,000.00	$928.00	$.36-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class K	.36%
Actual		$1,000.00	$928.00	$.28-B
Hypothetical-C		$1,000.00	$1,023.20	$1.82-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 29/366 (to reflect the period March 3, 2020 to March 31, 2020). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .005% to .05%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Health Savings Fund

At its January 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, with the competitors' total net expenses including acquired fund fees and expenses.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

HSF-SANN-0520
1.9897538.100

Fidelity® Health Savings Index Fund

Semi-Annual Report

March 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Money Market Central Funds.

Top Ten Holdings as of March 31, 2020

% of fund's net assets
Fidelity International Bond Index Fund	18.6
Fidelity Total Market Index Fund	18.0
Fidelity U.S. Bond Index Fund	15.0
Fidelity Long-Term Treasury Bond Index Fund	10.9
iShares JPMorgan USD Emerging Markets Bond ETF	9.9
Fidelity International Index Fund	5.2
Fidelity Emerging Markets Index Fund	3.8
JPMorgan BetaBuilders Japan ETF	1.0
Fidelity Real Estate Index Fund	0.4
Invesco Senior Loan ETF	0.4
83.2

Quality Diversification (% of fund's net assets)

As of March 31, 2020
U.S. Government and U.S. Government Agency Obligations	16.4%
Equities	83.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2020
Stocks, Investment Companies and Equity Futures	39.1%
Bonds	60.9%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 12.95% of net assets.

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 27.4%
	Shares	Value
Fidelity Emerging Markets Index Fund (a)	9,183	$76,766
Fidelity International Index Fund (a)	3,176	105,045
Fidelity Real Estate Index Fund (a)	754	9,125
Fidelity Total Market Index Fund (a)	5,084	363,969
TOTAL EQUITY FUNDS
(Cost $651,620)		554,905

Fixed-Income Central Funds - 16.4%
Investment Grade Fixed-Income Funds - 16.4%
Fidelity Inflation-Protected Bond Index Central Fund (b)
(Cost $336,688)	3,233	332,057

Investment Companies - 11.7%
Invesco Senior Loan ETF	426	8,716
iShares iBoxx $ High Yield Corporate Bond ETF	111	8,555
iShares JPMorgan USD Emerging Markets Bond ETF	2,069	200,031
JPMorgan BetaBuilders Japan ETF	1,007	20,613
TOTAL INVESTMENT COMPANIES
(Cost $271,858)		237,915

Fixed-Income Funds - 44.5%
Fidelity International Bond Index Fund (a)	38,377	376,474
Fidelity Long-Term Treasury Bond Index Fund (a)	12,868	220,558
Fidelity U.S. Bond Index Fund (a)	24,818	304,513
TOTAL FIXED-INCOME FUNDS
(Cost $896,458)		901,545
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,156,624)		2,026,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		405
NET ASSETS - 100%		$2,026,827

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	8
Fidelity Inflation-Protected Bond Index Central Fund	107
Total	$115

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Inflation-Protected Bond Index Central Fund	$--	$348,382	$11,539	$(155)	$(4,631)	$332,057	0.0%
Total	$--	$348,382	$11,539	$(155)	$(4,631)	$332,057

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Index Fund	$--	$114,074	$22,094	$--	$(445)	$(14,769)	$76,766
Fidelity International Bond Index Fund	--	393,892	7,393	--	(219)	(9,806)	376,474
Fidelity International Index Fund	--	147,207	23,312	--	(1,211)	(17,639)	105,045
Fidelity Long-Term Treasury Bond Index Fund	--	263,530	60,492	406	2,452	15,068	220,558
Fidelity Real Estate Index Fund	--	31,346	13,420	18	(6,008)	(2,793)	9,125
Fidelity Total Market Index Fund	--	447,973	18,576	--	(3,913)	(61,515)	363,969
Fidelity U.S. Bond Index Fund	--	536,182	231,584	521	89	(174)	304,513
Total	$--	$1,934,204	$376,871	$945	$(9,255)	$(91,628)	$1,456,450

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $271,858)	$237,915
Fidelity Central Funds (cost $336,688)	332,057
Other affiliated issuers (cost $1,548,078)	1,456,450
Total Investment in Securities (cost $2,156,624)		$2,026,422
Cash		1,083
Receivable for investments sold		55,789
Receivable for fund shares sold		2,353
Dividends receivable		927
Distributions receivable from Fidelity Central Funds		9
Total assets		2,086,583
Liabilities
Payable for investments purchased	$59,593
Accrued management fee	163
Total liabilities		59,756
Net Assets		$2,026,827
Net Assets consist of:
Paid in capital		$2,167,591
Total accumulated earnings (loss)		(140,764)
Net Assets		$2,026,827
Net Asset Value, offering price and redemption price per share ($2,026,827 ÷ 217,787 shares)		$9.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period March 2, 2020 (commencement of operations) to March 31, 2020 (Unaudited)
Investment Income
Dividends (including $945 earned from other affiliated issuers)		$980
Income from Fidelity Central Funds		115
Total income		1,095
Expenses
Management fee	$245
Commitment fees	15
Total expenses before reductions	260
Expense reductions	(82)
Total expenses after reductions		178
Net investment income (loss)		917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,069)
Fidelity Central Funds	(155)
Other affiliated issuers	(9,255)
Total net realized gain (loss)		(11,479)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(33,943)
Fidelity Central Funds	(4,631)
Other affiliated issuers	(91,628)
Total change in net unrealized appreciation (depreciation)		(130,202)
Net gain (loss)		(141,681)
Net increase (decrease) in net assets resulting from operations		$(140,764)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period March 2, 2020 (commencement of operations) to March 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$917
Net realized gain (loss)	(11,479)
Change in net unrealized appreciation (depreciation)	(130,202)
Net increase (decrease) in net assets resulting from operations	(140,764)
Share transactions
Proceeds from sales of shares	2,167,650
Cost of shares redeemed	(59)
Net increase (decrease) in net assets resulting from share transactions	2,167,591
Total increase (decrease) in net assets	2,026,827
Net Assets
Beginning of period	–
End of period	$2,026,827
Other Information
Shares
Sold	217,793
Redeemed	(6)
Net increase (decrease)	217,787

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Savings Index Fund

Six months ended (Unaudited) March 31,
2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.69)
Total from investment operations	(.69)
Net asset value, end of period	$9.31
Total ReturnD,E	(6.90)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.16%H
Expenses net of fee waivers, if any	.11%H
Expenses net of all reductions	.11%H
Net investment income (loss)	.56%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,027
Portfolio turnover rateI	20%J

 A For the period March 2, 2020 (commencement of operations) to March 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2020

1. Organization.

Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,805
Gross unrealized depreciation	(159,006)
Net unrealized appreciation (depreciation)	$(137,201)
Tax cost	$2,163,623

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	2,567,953	399,762

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Health Savings Index Fund	$15

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2022. For the period, management fees were reduced by $82.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 95% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 2, 2020 to March 31, 2020). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value March 31, 2020	Expenses Paid During Period
Actual	.11%	$1,000.00	$931.00	$.09-B
Hypothetical-C		$1,000.00	$1,024.45	$.56-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period March 2, 2020 to March 31, 2020). In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Health Savings Index Fund

At its January 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operationscapabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered FMR's strength in managing asset allocation funds, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed class-level management fee rate out of which FMR will pay all operating expenses of the fund, with certain limited exceptions. In reviewing the Advisory Contracts, the Board also considered the projected total expense ratio of the fund. The Board noted that FMR has contractually agreed to waive 0.05% of the fund's management fee through January 31, 2022. The Board noted that the fund's proposed management fee rate (before the application of any management fee waiver) ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of the fund (taking into account the management fee waiver discussed above) is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, with the competitors' total net expenses including acquired fund fees and expenses.

Based on its review, the Board concluded that the fund's management fee and projected total expense ratio of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

HSI-SANN-0520
1.9897520.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 22, 2020